Eaton Vance Global Income Builder NextShares

Ticker EVGBC

Listing Exchange:  The NASDAQ Stock Market LLC

Prospectus Dated
March 28, 2016
as revised June 22, 2016

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined whether this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Information in this Prospectus

	Page		Page
Fund Summary	2	Investment Objective & Principal Policies and Risks	10
Investment Objective	2	Additional Information about NextShares	16
Fees and Expenses of the Fund	2	Management and Organization	14
Portfolio Turnover	2	How Net Asset Value is Determined	19
Principal Investment Strategies	2	Buying and Selling Shares	20
About NextShares	3	Distribution	22
Principal Risks	4	Portfolio Holdings Disclosure	23
Performance	6	Fund Distributions	23
Management	7	Additional Tax Information	23
Purchase and Sale of Fund Shares	7
Tax Information	9
Payments to Broker-Dealers and Other Financial Intermediaries	9

NextSharesTM are a new type of actively managed fund that differ from traditional mutual funds and exchange-traded funds.  Individual shares of a NextShares fund may be purchased and sold only on a national securities exchange or alternative trading system.  Trading prices of NextShares are directly linked to the fund’s next-computed net asset value per share (“NAV”) and will vary from NAV by a market-determined trading cost (i.e., a premium or discount to NAV), which may be zero.  Investing in NextShares involves certain risks as described in this Prospectus.  As a new type of fund, NextShares do not have an operating history.

This Prospectus contains important information about the Fund.
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Fund Summary

Investment Objective

The Fund’s investment objective is to achieve total return for its shareholders.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):  None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.80%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.24%
Total Annual Fund Operating Expenses	1.04%
Expense Reimbursement(3)	(0.14)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.90%

(1)

Expenses in the table above and the Example below reflect the expenses of the Fund and the Global Income Builder Portfolio (the “Portfolio”), the Fund’s master Portfolio.

(2)

Based on estimates for the current fiscal year.

(3)

The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.90%.  This expense reimbursement will continue through February 28, 2017.  Any amendment to or termination of this reimbursement would require approval of the Board of Trustees.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as:  brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that the Fund provides a return of 5% a year and that Fund operating expenses remain the same.  Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$92	$317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to invest in common stocks, preferred stocks and other hybrid securities and fixed and floating-rate income instruments (“income instruments”) of U.S. and foreign issuers. Under normal market conditions, the Fund will invest (i) at least 30% of its net assets in securities issued by issuers located outside of the United States, which may include emerging market countries; and (ii) in issuers located in at least five different countries (including the United States). An issuer will be considered to be located outside the United States if it is domiciled in and tied economically to one or more non-U.S. countries and may include securities trading in the form of depositary receipts. The Fund may invest 25% or more of its assets in each of the utilities and financial services sectors.

Under normal market conditions, the Fund currently expects to invest 50-80% of its net assets in common stocks, 0-30% of its net assets in preferred stocks and other hybrid securities, and 10-40% of its net assets in income instruments including cash or cash equivalents.  The Fund’s investments may be of any maturity or perpetual. The Fund may invest in income instruments and preferred stocks and other hybrid securities of any rating category, or unrated, including those in default, with interest or dividends in arrears or not currently producing any income. The Fund’s investments in income instruments and preferred stocks

Eaton Vance Global Income Builder NextShares

Prospectus dated March 28, 2016 as revised June 22, 2016

and other hybrid securities are expected to be primarily rated below investment grade (i.e., rated below BBB- by Standard & Poor’s Ratings Services or Fitch Ratings, or below Baa- by Moody’s Investors Service, Inc. or, if unrated, determined to be of comparable quality by the investment adviser or sub-adviser). Securities and other instruments rated below investment grade are also known as “high yield” or “junk.”  Securities and other instruments rated BBB and Baa have speculative characteristics, while lower rated securities are predominantly speculative.  The Fund expects to invest principally in income instruments that are issued by corporations or sovereign nations, convertible bonds and senior floating-rate loans (“Senior Loans”) and subordinated floating-rate loans (“Junior Loans”) (collectively “bank loans”).  Some of the Fund’s investments may be subject to restrictions on resale, including “Rule 144A” or “Regulation S” securities.  The Fund may invest in publicly traded real estate investment trusts and in other pooled investment vehicles.  Pooled investment vehicles are exchange traded funds (“ETFs”) and other affiliated and unaffiliated mutual funds.  The Fund may also lend its securities.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Fund expects to use derivatives principally when seeking to hedge against fluctuations in currency exchange rates through the use of forward foreign currency exchange contracts and to seek to gain or limit exposure to certain markets through the use of futures contracts on securities indices, particularly in connection with engaging in the dividend capture trading strategy. Permitted derivatives include: the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars; equity swap agreements; interest rate swaps; and credit derivatives including credit default swaps, total return swaps and credit options. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated). There is no stated limit on the Fund’s use of derivatives and the Fund’s use of derivatives may be extensive.  To the extent the Fund holds cash as collateral for derivatives, the investment ranges described above may be exceeded.

To determine the percentage of the Fund’s assets that will be invested from time to time in each asset class, the portfolio managers meet periodically and, taking market and other factors into consideration, agree upon an allocation.  The portfolio managers have broad discretion to allocate the Fund’s investments between common stocks, preferred stocks and other hybrid securities and income instruments within the ranges identified above. Investment decisions are made primarily on the basis of fundamental research. The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s and sub-adviser’s research staff in making investment decisions.

In selecting securities, the Fund seeks common stocks, preferred stocks and other hybrid securities and income instruments of U.S. and foreign issuers that the portfolio managers believe may produce attractive levels of income.  For its investments in common stocks, the Fund also seeks to invest in securities that the portfolio managers believe have the potential for growth of income and/or capital appreciation over time. For its investments in preferred stocks and other hybrid securities and income instruments, the Fund will also take into consideration the interest rate sensitivity of the investments. The Fund may seek to enhance the level of dividend income it receives by engaging in dividend capture trading. In a typical dividend capture trade, the Fund would buy a stock prior to its ex-dividend date and sell the stock at a point either on or after the ex-dividend date.  The Fund may enter into a series of these trades to augment the amount of dividend income it receives over time. In selecting stocks, the portfolio managers may consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects, the strength of the company’s business franchises and estimates of the company’s net value. The portfolio managers will normally consider selling or trimming securities when they become overvalued, represent too large a position in the portfolio, when they identify other securities that may result in a better opportunity, or when fundamentals deteriorate and the original investment case is no longer valid. In addition, the buy and sell decisions for preferred stocks and other hybrid securities and income instruments are also affected to a larger degree by the structure and features of the securities, the current and expected interest rate environment and regulatory actions relating to any specific security or class of security.

The Fund currently invests its assets in the Portfolio, a separate registered investment company with substantially the same investment objective and policies as the Fund, but may also invest directly in securities and other instruments.

About NextShares

NextShares are a new type of actively managed exchange-traded product operating pursuant to an order issued by the SEC granting an exemption from certain provisions of the Investment Company Act of 1940, as amended (the “1940 Act”). As a new type of fund, NextShares do not have an operating history and there can be no guarantee that an active trading market for NextShares will develop.

Individual shares of a NextShares fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer that offers NextShares (“Broker”), and may not be directly purchased or redeemed from the fund.  As a new type of fund, NextShares initially may be offered by a limited number of Brokers.  Trading prices of NextShares are directly linked to the fund’s next-computed net asset value per share (“NAV”), which is normally determined as of the close of regular market trading each business day.  Buyers and sellers of NextShares will not know the value of their purchases and sales until NAV is determined at the end of the trading day.

Eaton Vance Global Income Builder NextShares

Prospectus dated March 28, 2016 as revised June 22, 2016

Trading prices of NextShares will vary from NAV by a market-determined trading cost (i.e., a premium or discount to NAV), which may be zero.  The premium or discount to NAV at which NextShares trades are executed is locked in at the time of trade execution, and will depend on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units (as defined below) of shares, competition among market makers, the share inventory positions and inventory strategies of market makers, and the volume of share trading. Reflecting these and other market factors, prices of shares in the secondary market may be above, at or below NAV.  See “Purchases and Sales of Fund Shares” below for important information about how to buy and sell shares.

How NextShares Compare to Mutual Funds.  Mutual fund shares may be purchased and redeemed directly from the issuing fund for cash at the fund’s next determined NAV.  Shares of NextShares funds, by contrast, are purchased and sold primarily in the secondary market.  Because trading prices of NextShares may vary from NAV and commissions may apply, NextShares may be more expensive to buy and sell than mutual funds.  Like mutual funds, NextShares may be bought or sold in specified share or dollar quantities, although not all Brokers may accept dollar-based orders.

Relative to investing in mutual funds, the NextShares structure offers certain potential advantages that may translate into improved performance and higher tax efficiency.  These potential advantages include: (a) a single class of shares with no sales loads or distribution and service (12b-1) fees; (b) lower fund transfer agency expenses; (c) reduced fund trading costs and cash drag in connection with shareholder inflows and outflows; and (d) lower fund capital gains distributions.  Because NextShares do not pay sales loads or distribution and service (12b-1) fees, their appeal to financial intermediaries may be limited to distribution arrangements that do not rely upon such payments.

How NextShares Compare to ETFs.  Similar to ETFs, NextShares are issued and redeemed only in specified large aggregations (“Creation Units”) and trade throughout the day on an exchange.  Unlike ETFs, trading prices of NextShares are directly linked to the fund’s next end-of-day NAV rather than determined at the time of trade execution.  Different from ETFs, NextShares do not offer opportunities to transact intraday at currently (versus end-of-day) determined prices.

Unlike actively managed ETFs, NextShares are not required to disclose their full holdings on a daily basis, thereby protecting fund shareholders against the potentially dilutive effects of other market participants front-running the fund’s trades. Because the mechanism that underlies efficient trading of NextShares does not involve portfolio instruments not used in creations and redemptions, the need for full portfolio holdings disclosure to achieve tight markets in NextShares is eliminated.  The NAV-based trading employed for NextShares provides investors with built-in trade execution cost transparency and the ability to control their trading costs using limit orders.  This feature of NextShares distinguishes them from ETFs, for which the variance between market prices and underlying portfolio values is not always known by individual investors and cannot be controlled by them.  For more information, see “Additional Information about NextShares.”

Principal Risks

Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a Broker, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs.  Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than you acquired shares.

Contingent Pricing Risk.  Trading prices of Fund shares are directly linked to the Fund’s next-computed NAV, which is normally determined as of the close of regular market trading each business day. Buyers and sellers of shares will not know the value of their purchases and sales until the Fund’s NAV is determined at the end of the trading day. Like mutual funds, the Fund does not offer opportunities to transact intraday at currently (versus end-of-day) determined prices. Trade prices are contingent upon the determination of NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values disseminated by the Fund) during periods of market volatility. Although limit orders can be used to control differences in trade prices versus NAV, they cannot be used to control or limit trade execution prices.

Equity Investing Risk.  Fund performance is sensitive to stock market volatility.  The value of equity investments and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline.  Although stock prices can rebound, there is no assurance that values will return to previous levels. Preferred stocks may also be sensitive to changes in interest rates; when interest rates rise, their value will generally fall.

Eaton Vance Global Income Builder NextShares

Prospectus dated March 28, 2016 as revised June 22, 2016

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of shares may be adversely affected by changes in currency exchange rates and political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country.  Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets, and emerging market securities often involve higher risk than developed market securities.  Trading in foreign markets often involves higher expense than trading in the United States. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments.

Economic data as reported by sovereign governments and foreign issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to renegotiate defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Income Risk. The Fund’s ability to distribute income to shareholders will depend on the yield available on the common and preferred stocks and other hybrid securities and income instruments held by the Fund.  Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Dividend Capture Trading Risk. The use of dividend capture strategies will expose the Fund to higher portfolio turnover, increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

Sector Risk.  Because the Fund may invest a significant portion of its assets in the utilities and financial services sectors, the value of Fund shares may be affected by events that adversely affect those sectors and may fluctuate more than that of a more broadly diversified fund.

Income Instruments and Hybrid Securities Risk. Fund performance may be sensitive to increases in prevailing and expected interest rates and the creditworthiness of issuers. An imbalance in supply and demand in the market may result in valuation uncertainties and greater price volatility, less liquidity, widening credit spreads and a lack of price transparency in the market.  Investments rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments. Fixed-income markets have recently experienced a period of relatively high volatility. As a result of the Federal Reserve's action to end its quantitative easing stimulus program as well as the possibility that it may unwind the program and its recent decision to raise the target fed funds rate, fixed income markets could experience continued high volatility.

Risk of Senior and Junior Loans.  Risks of investments in Senior Loans are similar to the risks of lower rated securities, although interest rate risk may be reduced because Senior Loan rates generally are adjusted for changes in short-term interest rates.  Junior Loans are subject to the same general risks.  Due to their lower place in the borrower’s capital structure and possible unsecured status, Junior Loans may involve a higher degree of overall risk than Senior Loans of the same borrower.  Contractual restrictions may impede the Fund’s ability to buy or sell loans.  It may take longer than seven days for transactions in loans to settle.  In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated investments (“junk”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Restricted Securities Risk.  Unless registered for sale to the public under applicable federal securities law, restricted securities can be sold only in private transactions pursuant to an exemption from registration.  The sale price realized from a private transaction could be less than the Fund’s purchase price for the restricted security.  It may be difficult to identify a qualified purchaser for a restricted security held by the Fund and such security could be deemed illiquid.  Restricted securities may also be difficult to value.

Real Estate Risks.  Real estate investments are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.

Eaton Vance Global Income Builder NextShares

Prospectus dated March 28, 2016 as revised June 22, 2016

ETF Risk.  Investing in an ETF exposes the Fund to all of the risks of that ETF’s investments and subjects it to a pro rata portion of the ETF’s fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price, which may vary from the ETF’s net asset value.  The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the value of the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.  Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the loaned securities or possible loss of rights in the collateral if the borrower fails financially.

Risks Associated with Active Management.  The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment.  Active management involves subjective decisions.

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective.  It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The following bar chart and table provide information about the investment performance of Global Income Builder Portfolio, the separate registered investment company in which the Fund invests.  The returns in the bar chart and table are for a mutual fund that invests in the Portfolio (the “Portfolio Investor”) and show how the Portfolio Investor’s average annual returns at NAV over time compare with those of a broad-based securities market index and a blended index.  Performance is for a share class of the Portfolio Investor offered at net asset value.  The returns are not adjusted to reflect differences between the total net operating expenses of the Fund and the Portfolio Investor during the periods shown.  If such an adjustment were made, the performance presented below would be higher.  The performance below does not represent the performance of the Fund.  Past performance (both before and after taxes) is no guarantee of future results.  Current Fund performance information can be obtained by visiting www.eatonvance.com.

For the ten years ended December 31, 2015, the highest quarterly total return for the Portfolio Investor was 12.80% for the quarter ended September 30, 2009, and the lowest quarterly return was –16.81% for the quarter ended December 31, 2008.  For the 30 days ended October 31, 2015, the SEC yield for the Portfolio Investor was 1.45%.  For current yield information, call 1-800-262-1122.

Eaton Vance Global Income Builder NextShares

Prospectus dated March 28, 2016 as revised June 22, 2016

Average Annual Total Return as of December 31, 2015	One Year	Five Years	Ten Years
Return Before Taxes	3.22%	7.11%	4.14%
Return After Taxes on Distributions	2.24%	5.96%	2.73%
Return After Taxes on Distributions and the Sale of Fund Shares	2.65%	5.54%	3.10%
MSCI World Index (reflects net dividends, which reflect the deduction of withholding taxes)	-0.87%	7.59%	4.98%
Blended Index*	-2.48%	6.56%	5.63%

*The blended index consists of 65% MSCI World Index and 35% BofAML Developed Markets High Yield Ex-Subordinated Financial Index.  The MSCI World Index reflects net dividends which includes the deduction of withholding taxes.  The BofAML Developed Markets High Yield Ex-Subordinated Financial Index reflects gross returns.

Prior to December 7, 2015, the Portfolio Investor invested at least 80% of net assets in dividend-paying common and preferred stocks. Effective December 7, 2015, the Portfolio Investor changed its name and its principal investment strategies to invest in common stocks, preferred stocks and other hybrid securities and income instruments of U.S. and foreign issuers. As of such date, the Portfolio Investor is no longer required to invest at least 80% of its net assets in dividend-paying common and preferred stocks.  Investors cannot invest directly in an Index.  (Source for MSCI World Index: MSCI)  MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this data, and has no liability hereunder.  BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is,” without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser.  Eaton Vance Management (“Eaton Vance”) serves as investment adviser to the Fund.  Boston Management and Research (“BMR”) serves as investment adviser to the Portfolio.

Investment Sub-Adviser.  Eaton Vance Management (International) Limited (“EVMI”).

Portfolio Managers

Christopher Dyer (lead portfolio manager), Vice President of EVMI and Director of Global Equity for the Eaton Vance organization, has managed the Fund and the Portfolio since their inception in March 2016.

Michael A. Allison, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since their inception in March 2016.

John H. Croft, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since their inception in March 2016.

Jeffrey D. Mueller, Vice President of EVMI, has managed the Fund and the Portfolio since their inception in March 2016.

Purchases and Sales of Fund Shares

Buying and Selling Shares in the Secondary Market.  Shares of the Fund are listed and available for trading on The NASDAQ Stock Market LLC (the “Listing Exchange”) during the Listing Exchange’s core trading session (generally 9:30 am to 4:00 pm eastern time).   Shares may also be bought and sold on other national securities exchanges and alternative trading systems that have obtained appropriate licenses, adopted applicable rules and developed systems to support trading in Fund shares.  Fund shares may be purchased and sold in the secondary market only through a Broker.  When buying or selling shares, you may incur trading commissions or other charges determined by your Broker. The Fund does not impose any minimum investment for shares of the Fund purchased in the secondary market.

Buying and selling Fund shares is similar in most respects to buying and selling ETFs and listed stocks. Throughout each trading day, market makers post on an exchange bids to buy shares and offers to sell shares.  Buyers and sellers submit trade orders through their Brokers.  The executing trading venue matches orders received from Brokers against market maker quotes and other orders to execute trades, and reports the results of completed trades to the parties to the trade, member firms and market data services.  Completed trades in Fund shares clear and settle just like ETF trades and listed stock trades, with settlement normally occurring on the third following business day (T+3).  Orders to buy and sell Fund shares that are not executed on the day the order is submitted are automatically cancelled as of the close of trading that day.

Trading in Fund shares differs from buying and selling ETFs and listed stocks in four respects:

•

how intraday prices of executed trades and bids and offers posted by market makers are expressed;

•

how to determine the number of shares to buy or sell if you seek to transact in an approximate dollar amount;

•

what limit orders mean and how limit prices are expressed; and

•

how and when the final price of executed trades is determined.

Eaton Vance Global Income Builder NextShares

Prospectus dated March 28, 2016 as revised June 22, 2016

Intraday Prices and Quote Display Format.  The intraday price of executed trades and bids and offers quoted for Fund shares are all expressed relative to the Fund’s next determined NAV, rather than as an absolute dollar price.  As noted above, the Fund’s NAV is normally determined as of the close of regular market trading each business day. As an illustration, shares of the Fund may be quoted intraday at a best bid of “NAV -$0.01” and a best offer of “NAV +$0.02.”  A buy order executed at the quoted offer price would, in this example, be priced at two cents over the Fund’s NAV on the trade date.  If the last trade in Fund shares was priced at two cents over NAV (the current best offer), it would be displayed as “NAV +$0.02.”

Bid and offer quotes and prices of Fund shares in NAV-based format can be accessed intraday on Broker terminals using the Fund’s ticker symbol.  Market data services may display bid and offer quotes and trade prices in NAV-based format or in “proxy price” format, in which NAV is represented as 100.00 and premiums/discounts to NAV are represented by the same difference from 100.00 (to illustrate, NAV-$0.01 would be shown as 99.99 and NAV+$0.02 as 100.02).  Historical information about the Fund’s trading costs and trading spreads is provided on its webpage on eatonvance.com.

Sizing Buy and Sell Orders.  NextShares may be purchased and sold in specified share or dollar quantities, although not all Brokers may accept dollar-based orders.  In share-based orders, you specify the number of fund shares to buy or sell.  Like share-based ETF and listed stock orders, determining the number of Fund shares to buy or sell if you seek to transact in an approximate dollar amount requires dividing the intended purchase or sale amount by the estimated price per share.  To assist buyers and sellers in estimating transaction prices, the Fund makes available at intervals of not more than 15 minutes during the Listing Exchange’s regular trading session an indicative estimate of the Fund’s current portfolio value (“Intraday Indicative Value” or “IIV”).  IIVs can be accessed on the Fund’s webpage at eatonvance.com and may also be available from Brokers and market data services.

The price of a transaction in Fund shares can be estimated as the sum of the most recent IIV and the current bid (for sales) or offer (for purchases). If, for example, you seek to buy approximately $15,000 of Fund shares when the current IIV is $19.98 and the current offer is NAV +$0.02, you should place an order to buy 750 shares (= $15,000 ÷ $20.00).  And if you seek to sell approximately $15,000 of Fund shares when the current IIV is $19.98 and the current bid is NAV -$0.01, you should sell 751 shares (≈ $15,000 ÷ $19.97).

Because IIVs are estimates and will generally differ from NAV, they cannot be used to calculate with precision the dollar value of a prescribed number of shares to be bought or sold.  Investors should understand that share transaction prices are based on the Fund’s next determined NAV, and that NAVs may vary significantly from IIVs during periods of intraday market volatility.

Eaton Vance Global Income Builder NextShares

Prospectus dated March 28, 2016 as revised June 22, 2016

Limit Orders.  A “limit order” is an order placed with a Broker to buy or sell a prescribed number of shares at a specified price or better.  In entering limit orders to buy or sell Fund shares, limit prices are expressed relative to NAV (i.e., NAV +$0.02, NAV -$0.01), rather than as an absolute dollar price.  By using limit orders, buyers and sellers of NextShares can control their trading costs in a manner not available for ETFs.

Although limit orders can be used to control differences in trade price versus NAV, they cannot be used to control or limit absolute trade execution prices.

Final Prices of Executed Trades.  The premium or discount to NAV at which Fund shares trade is locked in at the time of trade execution, with the final price contingent upon the determination of NAV at the end of the trading day.  If, for example, an order to buy or sell shares executes at NAV +$0.02 and the Fund’s NAV on the day of the trade is $20.00, the final trade price is $20.02.

The premium or discount to NAV at which Fund shares trade depends on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units, competition among market makers, the share inventory positions and inventory strategies of market makers, and the volume of share trading. NextShares do not offer investors the opportunity to buy and sell intraday at currently (versus end-of-day) determined prices. Buyers and sellers of shares will not know the final trade price of executed trades until the Fund’s NAV is determined at the end of the trading day.  Trading prices of shares may be above, at or below NAV, and may vary significantly from NAV during periods of market volatility.

Transactions Directly with the Fund.  The Fund issues and redeems shares only in Creation Unit blocks of 25,000 shares or multiples thereof. Creation Units may be purchased or redeemed only by or through “Authorized Participants,” which are broker-dealers or institutional investors that have entered into agreements with the Fund’s distributor for this purpose. The Fund issues and redeems Creation Units in return for the securities, other instruments and/or cash (the “Basket”) that the Fund specifies each business day. The Fund’s Basket is not intended to be representative of current holdings and may vary significantly from current portfolio positions.  The Fund imposes transaction fees on Creation Units issued and redeemed to offset the estimated cost to the Fund of processing the transaction and converting the Basket to or from the desired portfolio composition.  For more information, see “Buying and Selling Shares.”

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund’s shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), you should be aware that the Fund’s investment adviser (or one of its affiliates) may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Eaton Vance Global Income Builder NextShares

Prospectus dated March 28, 2016 as revised June 22, 2016

Investment Objective & Principal Policies and Risks

A statement of the investment objective and principal investment policies and risks of the Fund is set forth above in Fund Summary. As noted in the Fund Summary, the Fund seeks to achieve its investment objective by investing in the Portfolio named therein, which has substantially the same investment objective and policies as the Fund.  Set forth below is additional information about such policies and risks, as well as other types of investments and practices that the Fund may engage in from time to time. References to the “Fund” below are to the Fund and the Portfolio, as applicable.

Equity Securities.  Equity securities include: common stocks; preferred stocks, including convertible and contingently convertible preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; depositary receipts, rights and warrants in underlying equity interests; and other securities that are treated as equity for U.S. federal income tax purposes.

Preferred Stock.  Preferred stock is a class of equity security that pays a specified dividend that typically must be paid before any dividends can be paid to common stockholders and takes precedence over common stock in the event of the issuer’s liquidation.  Although preferred stocks represent an ownership interest in an issuer, preferred stocks generally do not have voting rights or have limited voting rights and have economic characteristics similar to fixed-income securities. Preferred stocks generally are issued with a fixed par value and pay dividends based on a percentage of that par value at a fixed or variable rate.  Additionally, preferred stocks often have a liquidation value that generally equals the original purchase price of the preferred stock at the date of issuance.  Preferred stocks are subject to issuer-specific and market risks generally applicable to equity securities and credit and interest rate risks generally applicable to fixed-income securities.

Hybrid Securities.  Hybrid securities generally possess characteristics common to both equity and debt securities. Preferred stocks, convertible securities, and certain debt obligations are types of hybrid securities.  Hybrid securities generally have a preference over common stock and perpetual or near perpetual terms.  Hybrid securities generally do not have voting rights or have limited voting rights.  Because hybrid securities have both debt and equity characteristics, their values vary in response to many factors, including general market and economic conditions, issuer-specific events, changes in interest rates, credit spreads and the credit quality of the issuer, and, for convertible securities, factors affecting the securities into which they convert.

Income Instruments.  Income instruments include all types of fixed and floating-rate bonds and notes, such as convertible securities; corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid securities; loans; loan participations and assignments; delayed funding loans and revolving credit facilities; convertible securities and other hybrid securities (other than preferred stock); and bank certificates of deposit, fixed time deposits, bank deposits (or investments structured to provide the same type of exposure) and bankers’ acceptances of foreign and domestic banks and other debt instruments. Income instruments are issued by: foreign governments or their subdivisions, agencies and government-sponsored enterprises; international agencies or supranational entities; the U.S. Government, its agencies or government-sponsored enterprises (or guaranteed thereby); central or quasi-sovereign banks and U.S. and foreign corporations.  Income instruments include deep discount bonds, such as zero coupon bonds, deferred interest bonds, bonds or securities on which the interest is payable in-kind (“PIK securities”), which are debt obligations that are issued at a significant discount from face value, and securities purchased on a forward commitment or when-issued basis. While zero coupon bonds do not make periodic payments of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK securities provide that the issuer thereof may, at its option, pay interest in cash or in the form of additional securities. For the purpose of the Fund's investment ranges, investments in income instruments may include preferred stocks and other hybrid securities.

Floating Rate Loans.  Senior floating-rate loans (“Senior Loans”) hold a senior position in the capital structure of a business entity (the “Borrower”), are typically secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior Loans typically have rates of interest which are re-determined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. Senior Loans held by the Fund typically have a dollar-weighted average period until the next interest rate adjustment of approximately 90 days or less.  There can be no assurance that the liquidation of any collateral securing a loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. The specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the loan’s value.  Most loans are lower rated investments. In the event a loan is not rated, it is likely to be the equivalent in quality to a lower rated investment. The amount of public information available with respect to loans may be less extensive than that available for registered or exchange listed securities. With limited exceptions, the investment adviser will take steps intended to ensure that it does not receive material nonpublic information about the issuers of Senior Loans that also issue publicly traded securities.  Therefore, the investment adviser may have less information than other investors about certain of the Senior Loans in which it seeks to invest.  In evaluating the creditworthiness of Borrowers, the investment adviser will consider, and may rely in part, on analyses performed by others.  Although the overall size and number of participants in the market for Senior Loans has grown over the past decade, Senior Loans continue to trade in an unregulated inter-dealer or inter-bank secondary market.  Purchases and sales of Senior Loans are generally subject to contractual restrictions that must be satisfied

Eaton Vance Global Income Builder NextShares

Prospectus dated March 28, 2016 as revised June 22, 2016

before a Senior Loan can be bought or sold.  These restrictions may impede the Fund’s ability to buy or sell Senior Loans, may negatively impact the transaction price and/or may result in delayed settlement of Senior Loan transactions.  It may take longer than seven days for transaction in loans to settle.

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. The typical practice of a lender in relying exclusively or primarily on reports from the borrower may involve the risk of fraud, misrepresentation, or market manipulation by the borrower. It is unclear whether U.S. federal securities law protections are available to an investment in a loan. In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws. However, contractual provisions in the loan documents may offer some protections, and lenders may also avail themselves of common-law fraud protections under applicable state law.

Junior loans are secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”). Junior Loans are subject to the same general risks inherent to any loan investment. Due to their lower place in the Borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Borrower.

Foreign and Emerging Market Investments.  Investments in foreign issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Because foreign issuers may not be subject to uniform accounting, auditing and financial reporting standard practices and requirements and regulatory measures comparable to those in the United States, there may be less publicly available information about such foreign issuers.  Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets.

Foreign issuers may become subject to sanctions imposed by the United States or another country, which could result in the immediate freeze of the foreign issuers’ assets or securities.  The imposition of such sanctions could impair the market value of the securities of such foreign issuers and limit the Fund’s ability to buy, sell, receive or deliver the securities.

As an alternative to holding foreign-traded investments, the Fund may invest in U.S. dollar-denominated investments of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts, which evidence ownership in underlying foreign investments and are subject to many of the risks associated with investing directly in foreign securities).

The Fund may invest in securities and other instruments (including loans) issued, guaranteed, or backed by sovereign entities.  Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. corporate debt issuer.

The foregoing risks of foreign investing can be more significant in emerging markets. Emerging markets may offer higher potential for gains and losses than investments in the developed markets of the world. Political and economic structures in emerging market countries generally lack the social, political and economic stability of developed countries, which may affect the value of the Fund’s investments in these countries and also the ability of the Fund to access markets in such countries. Governmental actions can have a significant effect on the economic conditions in emerging market countries, which also may adversely affect the value and liquidity of the Fund’s investments. The laws of emerging market countries relating to the limited liability of corporate shareholders, fiduciary duties of officers and directors, and bankruptcy of state enterprises are generally less developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund is heavily invested, the Fund’s ability to redeem Fund shares could become impaired. In such circumstances, the Fund may have to sell more liquid securities than it would otherwise choose to sell.  Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Foreign Currencies.  The value of foreign assets and currencies as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in this country or abroad), and relations between nations and trading.  Foreign currencies also are subject to settlement, custodial and other operational risks. Currency exchange rates can be affected unpredictably by intervention, or the failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.  Costs are incurred in connection with conversions between currencies.  The Fund may engage in spot transactions and forward foreign currency exchange contracts, purchase and sell options on currencies and purchase and sell currency futures contracts and related options thereon (collectively, “Currency Instruments”) to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar or to seek to enhance returns.  Use of Currency Instruments may involve substantial currency risk and may also involve counterparty, leverage or liquidity risk.

Eaton Vance Global Income Builder NextShares

Prospectus dated March 28, 2016 as revised June 22, 2016

Convertible Securities.  A convertible security is a bond, debenture, note, preferred security, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer.   A convertible security entitles the holder to receive interest paid or accrued or the dividend paid on such security until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities. The value of a convertible security tends to be influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other issuer and market factors also may have an effect on the convertible security’s value. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

Derivatives.  The Fund may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest or any related security, instrument, index or economic indicator (“reference instruments”).  Derivatives are financial instruments the value of which is derived from an underlying reference instrument. Derivatives transactions can involve substantial risk.  Derivatives typically allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments.  The Fund incurs costs in connection with opening and closing derivatives positions.  The Fund may engage in the derivative transactions set forth below, as well as in other derivative transactions with substantially similar characteristics and risks.

Certain derivative transactions may give rise to a form of leverage.  The Fund is required to segregate or “earmark” liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leverage transactions may substantially exceed the initial investment.

Options on Securities, Indices and Currencies.  The Fund may engage in transactions in exchange-traded and over-the-counter (“OTC”) options.  There are several risks associated with transactions in options, such as imperfect correlation, counterparty risk and an insufficient liquid secondary market for particular options.  By buying a put option, the Fund acquires a right to sell the underlying instrument at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the instrument until the put option expires. The Fund will pay a premium to the seller of the option for the right to receive payments of cash to the extent that the value of the applicable instrument declines below the exercise price as of the option valuation date.  If the price of the instrument is above the exercise price of the option as of the option valuation date, the option expires worthless and the Fund will not be able to recover the option premium paid to the seller.  The Fund may purchase uncovered put options.  The Fund also has authority to write (i.e., sell) put options. The Fund will receive a premium for writing a put option, which increases the Fund's return. In writing a put option, the Fund has the obligation to buy the underlying instrument at an agreed upon price if the price of such instrument decreases below the exercise price.  If the value of the instrument on the option expiration date is above the exercise price, the option will generally expire worthless and the Fund, as option seller, will have no obligation to the option holder.

A purchased call option gives the Fund the right to buy, and obligates the seller to sell, the underlying instrument at the exercise price at any time during the option period.  The Fund also is authorized to write (i.e., sell) call options on instruments in which it may invest and to enter into closing purchase transactions with respect to such options.  A covered call option is an option in which the Fund, in return for a premium, gives another party a right to buy specified instruments owned by the Fund at a specified future date and price set at the time of the contract. The Fund's ability to sell the instrument underlying a call option may be limited while the option is in effect unless the Fund enters into a closing purchase transaction. Uncovered call options have speculative characteristics and are riskier than covered call options because there is no underlying instrument held by the Fund that can act as a partial hedge.  As the writer of a covered call option or an index call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security or the index covering the call option above the sum of the option premium received and the exercise price of the call, but has retained the risk of loss, minus the option premium received, should the price of the underlying security or index decline.

OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange-based” markets. By engaging in option transactions in these markets, the Fund may take a credit risk with regard to parties with which it trades and also may bear the risk of settlement default.

Covered Calls and Equity Collars.  While the Fund generally will write only covered call options, it may sell the instrument underlying a call option prior to entering into a closing purchase transaction on up to 5% of the Fund’s net assets, provided that such sale will not occur more than three days prior to the option buy back. In an equity collar, the Fund simultaneously writes a call option and purchases a put option on the same instrument.

Credit Derivatives, Interest Rate Swaps and Forward Rate Agreements.  Credit derivatives include credit default swaps, total return swaps, credit options, credit-linked notes and other instruments that have substantially similar characteristics and risks.  In a credit default swap, the buyer of credit protection (or seller of credit risk) agrees to pay the counterparty a fixed, periodic premium for a specified term.  In return, the counterparty agrees to pay a contingent payment to the buyer in the event of an agreed upon credit occurrence which is typically a default by the issuer of a debt obligation.  In a total return

Eaton Vance Global Income Builder NextShares

Prospectus dated March 28, 2016 as revised June 22, 2016

swap, the buyer receives a periodic return equal to the total economic return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the inception of the option.  Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interests, e.g., an exchange of fixed rate payments for floating rate payments.  Under forward rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates.  The primary risks associated with the above obligations are imperfect correlation, unanticipated market movement, counterparty risk and liquidity risk.

Futures Contracts.  The Fund may engage in transactions in futures contracts and options on futures contracts. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price.  The Fund also is authorized to purchase or sell call and put options on futures contracts.  The primary risks associated with the use of futures contracts and options are imperfect correlation, liquidity, unanticipated market movement and counterparty risk.

Forward Foreign Currency Exchange Contracts.  Certain forward foreign currency exchange contracts may be individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Forward contracts are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying forwards. As a result, available information may not be complete.

Equity Swaps.  Equity swaps involve the exchange by the Fund with another party of their respective returns as calculated on a notional amount of an equity index (such as the S&P 500 Index), basket of equity securities, or individual equity security.  The success of swap agreements is dependent on the investment adviser or sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Other risks include liquidity and counterparty risk.

Short Sales.  The Fund may engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated). A short sale on an individual security typically involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the seller to the risk that it will be required to acquire securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss. When making a short sale, the Fund must segregate liquid assets with a broker or the custodian equal to (or otherwise cover) its obligations under the short sale.  The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale.

Lower Rated Securities.  Investments in obligations rated below investment grade and comparable unrated securities (“junk”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Credit Quality.  Rating agencies are private services that provide ratings of the credit quality of certain loans and other income securities.  In evaluating creditworthiness, the investment adviser or sub-adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  Credit ratings issued by rating agencies are based on a number of factors including, but not limited to, the issuer’s financial condition and the rating agency’s credit analysis, if applicable, at the time of rating.  The ratings assigned are not absolute standards of credit quality and do not evaluate market risks or necessarily reflect the issuer’s current financial condition. An issuer’s current financial condition may be better or worse than the current rating indicates. A credit rating may have a modifier (such as plus, minus or a numerical modifier) to denote its relative status within the rating. The presence of a modifier does not change the security credit rating (for example, BBB- and Baa3 are within the investment grade rating) for purposes of the Fund’s investment limitations.

Smaller Companies.  Securities of smaller, less seasoned companies, which may include legally restricted securities, are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the securities of larger, more established companies.  Because of the absence of any public trading market for some of these investments (such as those which are legally restricted) it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.

Eaton Vance Global Income Builder NextShares

Prospectus dated March 28, 2016 as revised June 22, 2016

Utilities and Financial Services Companies.  The utilities sector includes companies engaged in the manufacture, production, generation, transmission, sale and distribution of water, gas and electric energy. Companies in the financial services sector include, for example, commercial banks, savings and loan associations, brokerage and investment companies, insurance companies, and consumer and industrial finance companies.  Companies in the utilities sector may be sensitive to changes in interest rates and other economic conditions, governmental regulation, uncertainties created by deregulation, power shortages and surpluses, the price and availability of fuel, environmental protection or energy conservation practices, the level and demand for services, and the cost and potential business disruption of technological developments. Companies in the financial services sector are also subject to extensive government regulation and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Real Estate Risk.  Real estate investments are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.

Pooled Investment Vehicles.  The Fund may invest in pooled investment vehicles.  Pooled investment vehicles are open- and closed-end investment companies unaffiliated with the investment adviser and open-end investment companies affiliated with the investment adviser and exchange-traded funds (“ETFs”). The market for common shares of closed-end investment companies and ETFs, which are generally traded on an exchange, is affected by the demand for those securities, regardless of the value of the fund’s underlying portfolio assets.  The Fund will indirectly bear its proportionate share of any management fees and expenses paid by unaffiliated and certain affiliated pooled investment vehicles in which it invests, except that management fees of affiliated funds may be waived.  If such fees exceed 0.01%, the costs associated with such investments will be reflected in Acquired Fund Fees and Expenses in the Annual Fund Operating Expenses table(s) in Fund Summary.  Requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), may limit the Fund’s ability to invest in other investment companies including ETFs, unless the investment company has received an exemptive order from the SEC on which the Fund may rely.

Illiquid Securities.  The Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities.  Illiquid securities include those legally restricted as to resale (such as those issued in private placements), and may include commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder.  Certain Section 4(a)(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted.  Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

Municipal Obligations.  Municipal obligations include bonds, notes, floating-rate notes and commercial paper issued by municipalities and agencies and authorities established by those municipalities. Municipal debt may be used for a wide variety of public and private purposes, and the interest thereon may or may not be subject to U.S. federal income tax.  Municipal obligations also include municipal leases and participations in municipal leases.   An issuer’s obligation under such leases is often subject to the appropriation by a legislative body, on an annual or other basis, of funds for the payment of the obligations.   Certain municipal obligations may be purchased on a “when-issued” basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase.

Securities Lending. The Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially.  Loans will only be made to firms that have been approved by the investment adviser, and the investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding.  In addition, loans will only be made when the investment adviser believes the expected returns, net of expenses, justify the attendant risk.  Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned.  The Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law.

Borrowing.  The Fund is permitted to borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and to settle transactions).  Any borrowings by the Fund are subject to the requirements of the 1940 Act.  Borrowings are also subject to the terms of any credit agreement between the Fund and lender(s).  The Fund will be required to maintain a specified level of asset coverage with respect to all borrowings and may be required to sell some of its holdings to reduce debt and restore coverage at times when it may not be advantageous to do so.  The rights of the lender to receive payments of interest and repayments of principal of any borrowings made by the Fund under a credit facility are senior to the rights of holders of shares with respect to the payment of dividends or upon liquidation. In the event of a default under a credit arrangement, the lenders may have the right to cause a liquidation of the collateral (i.e., sell

Eaton Vance Global Income Builder NextShares

Prospectus dated March 28, 2016 as revised June 22, 2016

Fund assets) and, if any such default is not cured, the lenders may be able to control the liquidation as well. Fund borrowings may be equal to as much as 33 1/3% of the value of the Fund’s total assets (including such borrowings) less the Fund’s liabilities (other than borrowings).  The Fund will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

Market Trading Risks.  Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require the payment of brokerage commissions and expose the buyer or seller to other trading costs. Due to brokerage commissions and other trading costs, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at or below NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. An investor’s realized investment returns will be reduced if the investor sells shares at a greater discount or narrower premium than he or she acquired the shares. Shares may be purchased or redeemed in transactions directly with the Fund only in Creation Unit quantities by or through Authorized Participants.  The Fund may have a limited number of active Authorized Participants.  To the extent that Authorized Participants withdraw and are not replaced, the shares may trade at wider premiums/discounts to NAV and may possibly face delisting.

Contingent Pricing Risk. Trading prices of Fund shares are directly linked to the Fund’s next determined NAV, which is normally calculated as of the close of regular market trading each business day.  Buyers and sellers of shares will not know the value of their purchases and sales until the Fund’s NAV is determined at the end of the trading day.  Like mutual funds, the Fund does not offer opportunities to transact intraday at currently (versus end-of-day) determined prices. Trade prices are contingent upon the determination of NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values as described below under “Buying and Selling Shares”) during periods of market volatility. Although limit orders can be used to control differences in trade price versus NAV, they cannot be used to control or limit trade execution prices.

Portfolio Turnover.  The annual portfolio turnover rate of the Fund may exceed 100%.  A mutual fund with a high turnover rate (100% or more) may generate more capital gains and pay more commissions (which may reduce return) than a fund with a lower rate.  Capital gains distributions will be made to shareholders if offsetting capital loss carry forwards do not exist.

Cash and Cash Equivalents.  The Fund may invest in cash or cash equivalents, including high quality short-term instruments or an affiliated investment company that invests in such instruments.

Use of Master-Feeder Structure. The Fund invests substantially all of its assets in the Portfolio, which has substantially the same investment objective and policies as the Fund. Use of this investment structure, called “master-feeder,” enables the Fund to pool its assets with other investors with substantially the same investment objective and policies that also invest in the same Portfolio,  resulting in efficiencies in management and administration that can lower Fund costs and enhance shareholder returns.

The Portfolio seeks to transact with its investors on a basis that protects the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows.  The Portfolio does this by imposing a fee (“Portfolio Transaction Fee”) on inflows and outflows by Portfolio investors, sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and or/other instruments to be distributed. Portfolio Transaction Fees apply to all investors in the Portfolio in the same manner to avoid discrimination among Portfolio investors.

The amount of Portfolio Transaction Fees may vary over time, depending on estimated trading costs, processing costs and other considerations. The Portfolio generally imposes higher Portfolio Transaction Fees on cash transactions than on in-kind contributions and distributions. In all cases, the Portfolio Transaction Fee is limited to amounts that have been authorized by the Board of Trustees and determined by Eaton Vance to be appropriate. The maximum Portfolio Transaction Fee imposed is 2% of the amount of the contribution or withdrawal.

The ability of the Fund to meet its investment objective is directly related to the ability of the associated Portfolio to meet its objective.  Other investors in the Portfolio may have different expense structures, pay different total amounts of Portfolio Transaction Fees and may be offered and sold on different terms than the Fund.  As a result, the Fund’s performance may differ from that of other investors in the same Portfolio, including other Eaton Vance-sponsored funds.  Contribution and withdrawal activities by other Portfolio investors may impact the management of the Portfolio and its ability to achieve its investment objective.  A large withdrawal by a Portfolio investor could have an adverse effect on other Portfolio investors. The Fund's adviser or its affiliates also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio.

As a Portfolio investor, the Fund may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider Portfolio matters and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw its Portfolio investment at any time without shareholder approval.

Eaton Vance Global Income Builder NextShares

Prospectus dated March 28, 2016 as revised June 22, 2016

General.  The Fund's investment objective and certain other policies may be changed without shareholder approval. During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective(s) and other policies. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

The Fund’s annual operating expenses are expressed as a percentage of the Fund’s average daily net assets and may change as Fund assets increase and decrease over time.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse effect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.  With the increased use of technologies by Fund service providers, such as the Internet, to conduct business, the Fund is susceptible to operational, information security and related risks.

Additional Information about NextShares

Description of NextShares. The Fund operates pursuant to an exemptive order issued by the SEC granting Eaton Vance NextShares Trust (the “Trust”) and Eaton Vance an exemption from certain provisions of the 1940 Act.  NextShares operate as follows:

•

NextShares are pooled investment funds that generally follow an active management style, seeking to outperform their designated benchmark and other funds with similar investment profiles;

•

NextShares funds value their shares at the end of each business day by dividing the current value of fund assets, less liabilities by the number of shares outstanding (referred to as “net asset value per share” or “NAV”);

•

Investors may purchase and sell shares of a NextShares fund on a national securities exchange or alternative trading system through a Broker.  Individual shares may not be directly purchased or redeemed from the issuing fund;

•

Trading prices of NextShares are directly linked to the fund’s next end-of-day NAV utilizing a patented trading approach called “NAV-based trading.” In NAV-based trading, all trades are executed at the fund’s next computed NAV plus or minus a trading cost (i.e., a premium or discount to NAV) determined at the time of trade execution. For each NextShares trade, the final transaction price is determined once NAV is computed.  Buyers and sellers will not know the value of their purchases and sales until the end of the trading day.  See “Buying and Selling Shares” below;

•

The premium or discount to NAV at which NextShares transactions are executed will depend on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units of shares, competition among market makers, the share inventory positions and inventory strategies of market makers, and the volume of share trading. Reflecting these and other market factors, prices of shares in the secondary market may be above, at or below NAV.  NextShares do not offer the opportunity to transact intraday at prices determined at time of trade execution;

•

NextShares issue and redeem shares only in transactions by or through Authorized Participants in designated Creation Unit blocks of shares in exchange for the Basket of securities, other instruments and/or cash currently specified by the fund.  Transactions may be effected partially or entirely in cash when in-kind delivery is not practicable or deemed not in the best interests of shareholders.  NextShares issue and redeem Creation Units of shares at NAV, plus or minus a transaction fee that is intended to cover the fund’s cost of processing the transaction and converting the Basket to or from the desired composition. See “Buying and Selling Shares” below; and

•

Prior to the beginning of market trading each business day, each NextShares fund will disclose the Basket that it will accept from and deliver to Authorized Participants to settle purchases and redemptions of Creation Units on that day.   See “Buying and Selling Shares” below. The Basket is not intended to represent current holdings and may vary significantly from the fund’s current portfolio positioning.

NextShares funds seek to enhance their performance by utilizing a cost- and tax-efficient structure and by maintaining the confidentiality of current portfolio trading information. NextShares are designed to be long-term investment vehicles and are not suited for short-term trading. As described below, there are important differences between NextShares and ETFs and mutual funds.

Investors should be aware that the investments made, and performance results achieved by NextShares funds may differ from those of other funds for which Eaton Vance (or an affiliate) acts as investment adviser, including funds with similar names, investment objectives and policies.

Eaton Vance Global Income Builder NextShares

Prospectus dated March 28, 2016 as revised June 22, 2016

How NextShares Compare to Mutual Funds.  Mutual fund shares may be purchased and redeemed directly from the issuing fund for cash at the next determined NAV. NextShares, by contrast, cannot be directly purchased or redeemed except by or through Authorized Participants in Creation Unit quantities in exchange for the specified Basket.  Unlike NextShares, mutual fund shares do not trade on an exchange.  Because trading prices of NextShares may vary from NAV and commissions may apply, NextShares may be more expensive to buy and sell than mutual funds.  Like mutual funds, NextShares may be bought or sold in specified share or dollar quantities, although not all Brokers may accept dollar-based orders.

Relative to investing in mutual funds, the NextShares structure offers certain potential advantages that may translate into improved performance and higher tax efficiency.  More specifically:

•

NextShares have a single class of shares with no sales loads or distribution and service (12b-1) fees;

•

Because they are set up to take advantage of the highly efficient share processing system of the Depositary Trust Company (“DTC”) used for publicly traded stocks and ETFs, NextShares are expected to operate with lower transfer agency expenses than incurred by most mutual funds;

•

Unlike most mutual funds, NextShares are designed to protect fund performance from dilution in connection with shareholder inflows and outflows.  For mutual funds, the costs of accommodating shareholder flows include the incremental trading costs incurred by the fund to resize its portfolio positions in response to inflows and outflows, and the foregone returns on portfolio cash held for flow-related reasons.  In the NextShares structure, flow-related fund costs can be minimized by issuing and redeeming shares in-kind, and substantially offset by imposing transaction fees on direct purchases and redemption of shares; and

•

The Internal Revenue Code provides that a fund’s distributions of appreciated property to meet redemptions do not result in recognition by the fund of capital gains on the distributed property. NextShares funds generally meet redemptions by distributing securities and other instruments, while mutual funds typically meet redemptions with cash.  To raise cash for redemptions, a mutual fund may be required to sell appreciated fund assets and thereby realize capital gains.  By avoiding this adverse tax effect, NextShares that utilize in-kind redemptions may achieve higher tax efficiency than a mutual fund that meets redemptions with cash.  Not all NextShares funds may meet redemptions in kind.  NextShares funds that meet redemptions entirely in cash should not be expected to be more tax efficient than similar mutual funds.

How NextShares Compare to ETFs.  Similar to ETFs, NextShares are issued and redeemed in Creation Unit quantities and trade throughout the day on an exchange.  Unlike ETFs, trading prices of NextShares are directly linked to the fund’s next end-of-day NAV using NAV-based trading.  As described above, in NAV-based trading, all trades are executed at NAV plus or minus a trading cost (i.e., a premium or discount to NAV) determined at the time of trade execution.  Different from ETFs, NextShares do not offer opportunities to transact intraday based on currently (versus end-of-day) determined prices.  Buyers and Sellers of NextShares will not know the value of their purchases and sales until NAV is determined at the end of the trading day.

•

Different from ETFs, NextShares offer market makers a profit opportunity that does not require the management of intraday market risk.  To realize profits from NextShares market making, a market maker holding positions in NextShares accumulated intraday need only transact with the fund to purchase (or redeem) a corresponding number of Creation Units, buy (sell) the equivalent quantities of Basket instruments at market-closing or better prices, and dispose of any remaining sub-Creation Unit share inventory through secondary market transactions prior to the close.  Because making markets in NextShares is simple to manage and low risk, competition among market makers seeking to earn reliable, low-risk profits should enable NextShares to routinely trade at tight bid-ask spreads and narrow premiums or discounts to NAV;

•

Unlike actively managed ETFs, NextShares are not required to disclose their full holdings on a daily basis, thereby protecting fund shareholders against the potentially dilutive effects of other market participants front-running the fund’s trades. Because the mechanism that underlies efficient trading of NextShares does not involve non-Basket instruments, the need for portfolio holdings disclosure to achieve tight markets in NextShares is eliminated;

•

Like ETFs, only an Authorized Participant may transact directly with a NextShares fund. A fund may have a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the fund and no other Authorized Participant is able to step forward to create or redeem, shares may trade at a discount to NAV and possibly face delisting; and

•

Different from conventional ETF trading, the NAV-based trading employed for NextShares provides built-in trade execution cost transparency and the ability to control transaction costs using limit orders.  This feature of NextShares distinguishes them from ETFs, for which the variance between market prices and underlying portfolio values is not always known to individual investors and cannot be controlled by them.

Eaton Vance Global Income Builder NextShares

Prospectus dated March 28, 2016 as revised June 22, 2016

Management and Organization

Management.  The Fund’s investment adviser is Eaton Vance Management (“Eaton Vance”), a registered investment adviser, and the Portfolio’s investment adviser is Boston Management and Research (“BMR”), an indirect subsidiary of Eaton Vance Corp. (“EVC”), both with offices at Two International Place Boston, MA 02110.  Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931.  Eaton Vance and its affiliates currently manage over $315 billion on behalf of mutual funds, institutional clients and individuals.

Each investment adviser manages investments pursuant to an investment advisory agreement.  The Fund will be allocated its pro rata share of the advisory fee paid by the Portfolio.

Pursuant to investment sub-advisory agreements, Eaton Vance has delegated a portion of the investment management of the Fund and BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Management (International) Limited (“EVMI”), a registered investment adviser.  EVMI is located at 125 Old Broad Street, London, United Kingdom, EC2N 1AR.  Eaton Vance pays EVMI a portion of the advisory fee for sub-advisory services provided to the Fund and BMR pays EVMI a portion of the advisory fee for sub-advisory services provided to the Portfolio.

Fund.  Under its investment advisory and administrative agreement with the Fund, Eaton Vance receives a monthly advisory fee based on the average daily net assets of the Fund that are not invested in other investment companies for which Eaton Vance or its affiliates serves as investment adviser and receives an advisory fee (“Direct Assets”) as follows:

Direct Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%

Eaton Vance serves as the administrator of the Fund, providing the Fund with administrative services and related office facilities.  In return, the Fund is authorized to pay Eaton Vance a fee of 0.15% of the average daily net assets.

Portfolio.  Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate (for each level)
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%

The Fund and Portfolio are managed by Christopher Dyer (lead portfolio manager), John H. Croft, Michael A. Allison and Jeffrey D. Mueller. Mr. Dyer has served as a portfolio manager of the Fund and Portfolio since they commenced operations in March 2016 and manages other Eaton Vance portfolios. Mr. Dyer is a Vice President of EVMI and Director of Global Equity for the Eaton Vance organization. Prior to joining EVMI in June 2015, Mr. Dyer was Head of European Equity at Goldman Sachs Asset Management (“GSAM”) in London, where he also served in various portfolio management roles during his fourteen-year tenure (2001-2015). Mr. Croft has served as portfolio manager of the Fund and Portfolio since they commenced operations in March 2016. Mr. Croft manages other Eaton Vance portfolios, has managed Eaton Vance portfolios for more than five years, and is a Vice President of Eaton Vance and BMR. Mr. Allison has served as a portfolio manager of the Fund and Portfolio since they commenced operations in March 2016.  Mr. Allison manages other Eaton Vance portfolios, has managed Eaton Vance portfolios for more than five years, and is a Vice President of Eaton Vance and BMR.  Mr. Mueller has served as a portfolio manager of the Fund and Portfolio since they commenced operations in March 2016.  Prior to joining EVMI as a Vice President in March 2015, Mr. Mueller was a High Yield Portfolio Manager and Investment Analyst for Threadneedle Asset Management (2009-2015).

The Fund’s semiannual report covering the fiscal period ending April 30 will provide information regarding the basis for the Trustees’ approval of the Fund’s investment advisory and administrative agreement and sub-advisory agreement as well as the Portfolio’s investment advisory and sub-advisory agreements.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares.

Eaton Vance Global Income Builder NextShares

Prospectus dated March 28, 2016 as revised June 22, 2016

NextShares Operations Agreement. The Fund has entered into an agreement with Eaton Vance pursuant to which Eaton Vance will provide the Fund with services required to operate NextShares in accordance with the exemptive order obtained by Eaton Vance and the Trust. Pursuant to the agreement, Eaton Vance will receive a monthly fee at a rate of 0.05% annually of the aggregate average net assets of the NextShares funds sponsored by Eaton Vance (“Covered Assets”), which is reduced for Covered Assets of $10 billion and above.

Distributor. Foreside Fund Services, LLC, (the “Distributor”) is the Fund’s distributor.  The Distributor distributes Creation Units of the Fund, but does not maintain a secondary market in shares of the Fund.  The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, ME 04101.

Organization. The Fund is a series of Eaton Vance NextShares Trust, a Massachusetts business trust. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

How Net Asset Value is Determined

The Fund values its shares once each day that the New York Stock Exchange (the “NYSE”) is open for trading (typically Monday through Friday), as of the close of regular trading on the NYSE (normally 4:00 p.m. eastern time).  The net asset value is determined by dividing the current value of the Fund’s assets less liabilities by the number of Fund shares outstanding.  The Fund’s calculated NAV may be rounded to the nearest cent prior to publishing.  As described under “Buying and Selling Shares” below, Fund shares trade in the secondary market at the Fund’s next-computed NAV plus or minus a trading cost (i.e., a premium or discount to NAV) determined at the time of trade execution.  Investors transacting in Fund shares will be informed of their final trade price after the Fund’s NAV is determined at the end of the trading day.

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser(s) the daily valuation of such investments.  The investment adviser has delegated daily valuation of a portion of the Fund and the Portfolio to the sub-adviser.  Pursuant to the procedures, exchange-listed securities and other instruments (including derivatives) normally are valued at last sale or closing prices. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Such values may be based on valuation models, information provided by market makers or estimates of market values obtained from yield or market data relating to investments or securities with similar characteristics. The investment adviser and sub-adviser use independent pricing services to value most loans and other debt obligations at their market value. In determining market value, the pricing service for loans considers information obtained from broker-dealers and the pricing service for debt obligations considers various factors and market information relating to debt obligations. In certain situations, the investment adviser(s) or sub-adviser may use the fair value of a security or loan if a security or loan is not priced by a pricing service, if market prices or a pricing service’s price is unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before portfolio assets are valued which would materially affect net asset value. In addition, for foreign equity securities and total return swaps and futures contracts on foreign indices that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares cannot be redeemed or purchased. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Buying and Selling Shares

Trading in the Secondary Market. Shares of the Fund are listed and available for trading on the Listing Exchange during its core trading session (generally 9:30 am until 4:00 pm eastern time). Shares may also be bought and sold on other national securities exchanges and alternative trading systems that have obtained appropriate licenses, adopted applicable rules and developed systems to support trading in Fund shares.  There can be no guarantee that an active trading market will develop or be maintained, or that the Fund’s listing will continue or remain unchanged. The Fund does not impose any minimum investment for shares of the Fund purchased in the secondary market.

Fund shares may be purchased and sold in the secondary market only through a Broker.  When buying or selling shares, you may incur trading commissions or other charges determined by your Broker. Due to applicable brokerage charges and other trading costs, frequent trading may detract from realized investment returns. Trading commissions are frequently a fixed dollar amount, and therefore may be proportionately more costly when buying or selling small amounts of shares.

When you buy or sell Fund shares in the secondary market, you will pay or receive the Fund’s next-computed NAV plus or minus a trading cost (i.e., premium or discount to NAV) determined at the time of trade execution.  The final price of each purchase and sale of Fund shares is determined and confirmed after calculation of that day’s NAV.

Eaton Vance Global Income Builder NextShares

Prospectus dated March 28, 2016 as revised June 22, 2016

The premium or discount to NAV at which the Fund’s share transactions are executed will depend on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units of shares, competition among market makers, the share inventory positions and inventory strategies of market makers, and the volume of share trading.  The cost to buy shares (i.e., premium to NAV) will generally increase when there is an imbalance of buyers over sellers and as the costs of creating Creation Units increase.  The cost to sell shares (i.e., discount below NAV) will generally increase when there is an imbalance of sellers over buyers and as the costs of redeeming Creation Units increase.  Reflecting these and other market factors, prices for Fund shares in the secondary market may be above, at or below NAV.  Trading premiums and discounts to the Fund’s NAV may be significant.  Different from how Fund shares trade, purchases and sales of mutual fund shares are made at the next determined NAV and transactions in shares of ETFs are priced intraday and not directly related to the ETF’s NAV.

Information regarding the trading history of Fund shares is available on the Fund’s website at www.eatonvance.com.  Each business day, the website displays the prior business day’s NAV and the following trading information for such day:

•

intraday high, low, average and closing prices of shares in exchange trading, expressed as premiums/discounts to NAV;

•

the midpoint of the highest bid and lowest offer prices as of the close of exchange trading, expressed as a premium/discount to NAV;

•

the spread between highest bid and lowest offer prices as of the close of exchange trading; and

•

volume of shares traded.

The website also includes charts showing the frequency distribution and range of values of NAV-based trading prices, closing bid/ask midpoints and closing bid/ask spreads over time.  This trading information is intended to provide useful information to current buyers and sellers of Fund shares.

Trading prices of shares are directly linked to the Fund’s next-computed NAV, which is normally determined as of the close of regular market trading each business day.  Buyers and sellers of shares will not know the value of their purchases and sales until the Fund’s NAV is determined at the end of the trading day.  Trade prices are contingent upon the determination of NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values as described below) during periods of market volatility. Although limit orders can be used to control differences in trade price versus NAV, they cannot be used to control or limit trade execution prices.

The Listing Exchange is generally open for trading Monday through Friday of each week, except that it is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  A “Business Day” with respect to the Fund’s secondary market trading and transaction in Creation Units is each day the Listing Exchange is open. Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a Business Day. On days when the Listing Exchange closes earlier than normal, the Fund may require orders to create or redeem Creation Units to be placed earlier in the day. See the Statement of Additional Information for more information.

Shares of the Fund may be acquired from the Fund through the Distributor or redeemed from the Fund only in Creation Units or multiples thereof, as discussed in “Creations and Redemptions” below.

Intraday Indicative Values.  At periodic intervals of not more than 15 minutes during the Listing Exchange’s regular trading session, an indicative estimate of the Fund’s current portfolio value will be disseminated. The IIV calculations are estimates of the real-time value of the Fund’s underlying holdings based on current market prices and should not be viewed as a projection of NAV, which is calculated only once a day.  The purpose of IIVs is to help investors determine the number of shares to buy or sell if they want to transact in an approximate dollar amount.  Because IIVs will generally differ from the end-of-day NAV of the Fund, they cannot be used to calculate with precision the dollar value of a prescribed number of shares to be bought or sold.  IIVs may deviate from NAVs for various reasons, including use by the IIV agent of different pricing sources than used to calculate NAVs and/or difficulty pricing portfolio instruments on an intraday basis.  Investors should understand that share transaction prices are based on closing NAVs, and that NAVs may vary significantly from IIVs during periods of market volatility.  Neither the Fund, the Trust or any of their affiliates are involved in, or responsible for, the calculation or dissemination of IIVs nor make any warranty as to their accuracy.

Creations and Redemptions.  The Fund issues and redeems shares only in Creation Unit blocks of 25,000 shares or multiples thereof. Creation Units may be purchased or redeemed only by or through Authorized Participants. Each Authorized Participant must enter into an Authorized Participant agreement with the Distributor.  A creation transaction, which is subject to acceptance by the Fund’s Distributor, generally takes place when an Authorized Participant submits an order in proper form and deposits into the Fund the Basket of securities, other instruments and/or cash that the Fund specifies for that day.

To preserve the confidentiality of the Fund’s trading activities, the investment adviser anticipates that the Basket will normally not be a pro rata slice of the Fund’s portfolio positions and may vary significantly from the Fund’s current portfolio.  Securities being acquired will generally be excluded from the Basket until their purchase is completed and securities being sold may not be removed from the Basket until the sale program is substantially completed. Further, when deemed by the investment adviser to be in the best interest of the Fund and its shareholders, other portfolio positions may be excluded from the Basket.  The Fund’s

Eaton Vance Global Income Builder NextShares

Prospectus dated March 28, 2016 as revised June 22, 2016

Basket will be available on the Fund’s website each day.  Whenever portfolio positions are excluded from the Basket, the Basket may (but is not required to) include proportionately more cash than is in the portfolio, with such additional cash substituting for the excluded portfolio positions.  See “Buying and Selling Shares - Purchase and Redemption of Creation Units” in the Statement of Additional Information.   By not disclosing its full holdings currently, the Fund can maintain the confidentiality of portfolio trading information and mitigate the potentially dilutive effects of other market participants front-running the Fund’s trades.

Shares may be redeemed only in Creation Units in exchange for the current Basket as described above, provided that the Fund may permit an Authorized Participant to deliver or receive cash in lieu of some or all of the Basket instruments in limited circumstances as described under “Buying and Selling Shares – Payment” in the Statement of Additional Information. Except when aggregated in Creation Units, shares are not redeemable by the Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form, plus or minus the applicable transaction fee (see “Transaction Fees” below).  Transactions in Creation Units are not subject to a sales charge.

A creation or redemption order is considered to be in proper form if all procedures set forth in this Prospectus, the Authorized Participant agreement, order form and Statement of Additional Information are properly followed. For an order to be in proper form, the order must be submitted by an authorized person of an Authorized Participant and include all required information prior to the designated cut-off time (e.g., identifying information of the Authorized Participant and authorized person, Fund the order relates to, type of order, number of Creation Units being issued or redeemed, and personal identification number, signature and/or other means of identification of the authorized person).  See “Additional Tax Information” for information regarding taxation of transactions in Creation Units.

The Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with securities, including that the securities accepted for deposit and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, a shareholder that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A.

An Authorized Participant must be either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or a DTC participant, and must have executed an Authorized Participant agreement with the Distributor with respect to creations and redemptions of Creation Units. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Statement of Additional Information.

Because new shares may be issued on an ongoing basis, at any point during the life of the Fund a “distribution,” as such term is used in the 1933 Act, may occur. Brokers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether a party is an underwriter must take into account all the relevant facts and circumstances of each particular case. Brokers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

The Fund does not impose any restrictions on the frequency of purchases and redemptions of Creation Units; however, the Fund reserves the right to reject or limit purchases at any time. When considering that no restriction on frequent purchases and redemptions is necessary, the Board of Trustees of the Trust (the “Board”) evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of the Fund’s investment strategy, or whether they would cause the Fund to experience increased transaction costs. The Board considered that, unlike most mutual funds, the Fund charges transaction fees on purchases and redemptions that are designed to protect the Fund from the associated dilution (see “Transaction Fees” below). Given the Fund’s structure and use of transaction fees, the Board has determined that it is unlikely that attempts to market time the Fund by shareholders will materially harm the Fund or its shareholders.

Transaction Fees.   Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by NSCC or DTC, and the estimated transaction costs (i.e., brokerage commissions, bid-ask spread and market impact trading costs) incurred in converting the Basket to or from the desired portfolio composition.  The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the investment adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption.  The Fund’s transaction fee will be available on the Fund’s website each day.  The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units.  The amount of transaction fees will differ among NextShares funds and may vary over time for the Fund depending on the estimated trading costs for its portfolio positions and Basket, processing costs and other considerations.

Eaton Vance Global Income Builder NextShares

Prospectus dated March 28, 2016 as revised June 22, 2016

Transaction fees may include fixed amounts per creation or redemption event, amounts varying with the number of Creation Units purchased or redeemed, and amounts varying based on the time an order is placed.  Funds that substitute cash for Basket instruments may impose higher transaction fees on the substituted cash amount.  Higher transaction fees may apply to purchases and redemptions through DTC than through the NSCC.

Book Entry.  Fund shares are held in book-entry form, which means that no stock certificates are issued. DTC serves as the securities depository for shares of the Fund. DTC, or its nominee, is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes. Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or DTC participants. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. To exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other exchange-traded securities that you hold in book-entry or “street name” form.

Investments by Registered Investment Companies.  The Fund is a registered investment company under the 1940 Act.  Accordingly, purchases of Fund shares by other registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the 1940 Act are subject to the restrictions set forth in Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order of the SEC.  The Trust has received exemptive relief to permit registered investment companies to invest in Fund shares beyond the limits of Section 12(d)(1)(A), of the 1940 Act, subject to certain terms and conditions, including that the registered investment company first enters into a written agreement with the Trust regarding the terms of the investment in Fund shares.

Distribution

The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is the “principal underwriter” for the Trust in connection with the issuance of Creation Units of each Fund.

All orders to purchase Creation Units of the Fund must be placed with the Transfer Agent by or through an Authorized Participant, and it is the responsibility of the Transfer Agent to transmit such orders to the Fund. The Transfer Agent furnishes to those placing such orders confirmation that the orders have been accepted, but the Transfer Agent may reject any order that is not submitted in proper form.

The Distributor is responsible for delivering a copy of the Fund's Prospectus to Authorized Participants purchasing Creation Units and the Transfer Agent and the Distributor are responsible for maintaining records of the orders placed and any confirmations of acceptance furnished. In addition, the Custodian will maintain a record of the instructions given to the Fund to implement the delivery of Creation Units.

The investment adviser (or one of its affiliates) may make payments to financial intermediaries related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or for making shares of the Fund available to their customers. Such payments, which may be significant to the financial intermediary, are not made by the Fund. Rather, such payments are made by the investment adviser (or one of its affiliates) from its own resources. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments it is eligible to receive. Therefore, such payments to a financial intermediary create conflicts of interest between such intermediary and its customers and may cause the intermediary to recommend the Fund over another investment.

To the extent permitted by applicable law or relevant exchange rules, the Fund may in the future, but is not required to, participate in certain market maker incentive programs of a national securities exchange pursuant to which Eaton Vance or one of its affiliates would pay a fee to the exchange to be used for the purpose of incentivizing one or more market makers to enhance the liquidity and quality of the secondary market for Fund shares. The fee would be credited by the exchange to one or more market makers that meet or exceed liquidity and market quality standards with respect to Fund shares. Each market maker incentive program is subject to approval by the SEC. Any such fee payments made to an exchange will be made by Eaton Vance or one of its affiliate from its own resources and will not be paid by the Fund.

Portfolio Holdings Disclosure

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning fund characteristics. A description of these policies and procedures is provided below and in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

A list of the Fund’s portfolio holdings as of each month end is posted to the Eaton Vance website (www.eatonvance.com) approximately one month after such month end. The Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation by market sector or geography) at least quarterly on the Eaton Vance website approximately ten Business Days after the period end.  The Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.  In addition, the Fund files with the SEC annual and semiannual reports on Form N-CSR and reports on

Eaton Vance Global Income Builder NextShares

Prospectus dated March 28, 2016 as revised June 22, 2016

Form N-Q as of the end of the first and third fiscal quarters, each containing a list of the portfolio holdings.  The Fund’s reports on Form N-CSR and Form N-Q may be viewed on the SEC’s website (www.sec.gov) and the Eaton Vance website approximately 60 days after quarter end.

Due to lags in reporting, the Fund’s actual holdings may vary significantly from the most recent publicly disclosed portfolio composition.  As described above under “Additional Information about NextShares – How NextShares Compare to ETFs,” the Fund does not disclose portfolio holdings daily.  The Basket used in creations and redemptions of Fund shares is not intended to be representative of current portfolio holdings and may vary significantly from the Fund’s current holdings.

Fund Distributions

The Fund expects to declare distributions monthly, and to distribute any net realized capital gains (if any) annually.  Dividend payments may not be paid if Fund expenses exceed Fund income for the period.  It may also be necessary due to Federal tax requirements, for the Fund to make a special income and/or capital gains distribution at the end of the calendar year.  Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Fund.

No dividend reinvestment service is provided by the Trust. Financial intermediaries may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of Fund shares for reinvestment of their dividend distributions. Beneficial owners should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Additional Tax Information

Distributions of income (other than qualified dividend income, which is described below) and net short-term capital gains generally will be taxable as ordinary income.  Distributions of qualified dividend income and any net gains from investments held for more than one year are taxable at long-term capital gain rates.  Taxes on distributions of capital gains are determined by how long the Portfolio or the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund.  Different classes may distribute different amounts.  The Fund’s distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares.  A portion of the Fund’s income distributions may be eligible for the dividends-received deduction for corporations.

Distributions of investment income reported by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at rates applicable to long-term capital gains provided holding period and other requirements are met at both the shareholder and the Portfolio or Fund level.

Investors who purchase shares at a time when the Fund’s net asset value reflects gains that are either unrealized or realized but undistributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution.  Certain distributions paid in January may be taxable to shareholders as if received on December 31 of the prior year.  A redemption of Fund shares is a taxable transaction.

Purchasers of Creation Units of shares on an in-kind basis will generally recognize a gain or loss on the purchase transaction equal to the difference between the market value of the Creation Units and the purchaser’s aggregate basis in the securities or other instruments exchanged plus (or minus) the cash amount paid (or received).  Persons redeeming Creation Units will generally recognize a gain or loss equal to the difference between the redeeming shareholder’s basis in the Creation Units redeemed and the aggregate market value of the securities or other instruments received plus (or minus) the cash amount received (or paid).

The Internal Revenue Service may assert that a loss realized upon an exchange of securities or other instruments for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities or other instruments should consult their own tax advisors with respect to whether wash sale rules apply and whether a loss is deductible. Any capital gain or loss realized by a shareholder upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price.

The Portfolio is treated as a partnership for federal income tax purposes. Each investor in the Portfolio, including the Fund, is allocated its proportionate share of Portfolio income, gains, losses, expenses and other tax items. The Internal Revenue Code of 1986, as amended provides that the Portfolio’s distributions of appreciated property do not result in recognition by the Portfolio of capital gains on the distributed property. If appreciated securities held by the Portfolio are sold, the resulting capital gains will be allocated among investors in the Portfolio in proportion to their allocable share of the appreciation. Portfolio gains accumulated prior to the Fund’s investment in the Portfolio will not be allocated to the Fund or its shareholders.

Eaton Vance Global Income Builder NextShares

Prospectus dated March 28, 2016 as revised June 22, 2016

The unearned income of certain U.S. individuals, estates and trusts is subject to a 3.8% Medicare contribution tax.  For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly).  Net investment income includes, among other things, interest, dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities.  Net investment income is reduced by deductions “properly allocable” to this income.

Investments in foreign securities or loans may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which may decrease yield on such securities.  These taxes may be reduced or eliminated under the terms of an applicable tax treaty.  Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Fund.  In addition, investments in foreign securities or loans or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Certain foreign entities may be subject to a 30% withholding tax on dividend income paid and, after December 31, 2018, on redemption proceeds paid under the Foreign Account Tax Compliance Act (“FATCA”). To avoid withholding, foreign financial institutions subject to FATCA must agree to disclose to the relevant revenue authorities certain information regarding their direct and indirect U.S. owners and other foreign entities must certify certain information regarding their direct and indirect U.S. owners to the Fund. For more detailed information regarding FATCA withholding and compliance, please refer to the Statement of Additional Information.

The Fund may be required to withhold, for U.S. federal income tax purposes, 28% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their tax advisors concerning the applicability of federal, state, local, foreign and other taxes to an investment.

Eaton Vance Global Income Builder NextShares

Prospectus dated March 28, 2016 as revised June 22, 2016

More Information

About the Fund:  More information is available in the Statement of Additional Information.  The Statement of Additional Information is incorporated by reference into this Prospectus.  Additional information about the Fund's and the Portfolio's investments will be available in the annual and semiannual reports to shareholders.  In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the past fiscal year.  You may obtain free copies of the Statement of Additional Information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the Fund:

Eaton Vance NextShares Trust
Two International Place
Boston, MA  02110
1-800-262-1122

You will find and may copy information about the Fund (including the Statement of Additional Information and shareholder reports):  at the SEC’s public reference room in Washington, DC (call 1-202-551-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s website (www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-1520, or by electronic mail at publicinfo@sec.gov.

The Fund's Investment Company Act No. is 811-22982.
21521 6.22.16	© 2016 Eaton Vance Management

Eaton Vance Stock NextShares

Ticker  EVSTC

Listing Exchange:  The NASDAQ Stock Market LLC

Prospectus Dated
February 25, 2016
as revised June 22, 2016

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined whether this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Information in this Prospectus

	Page		Page
Fund Summary	2	Investment Objective & Principal Policies and Risks	9
Investment Objective	2	Additional Information about NextShares	13
Fees and Expenses of the Fund	2	Management and Organization	15
Portfolio Turnover	2	How Net Asset Value is Determined	16
Principal Investment Strategies	2	Buying and Selling Shares	17
About NextShares	3	Distribution	19
Principal Risks	4	Portfolio Holdings Disclosure	20
Performance	5	Fund Distributions	20
Management	5	Additional Tax Information	20
Purchase and Sale of Fund Shares	5
Tax Information	8
Payments to Broker-Dealers and Other Financial Intermediaries	8

NextSharesTM are a new type of actively managed fund that differ from traditional mutual funds and exchange-traded funds.  Individual shares of a NextShares fund may be purchased and sold only on a national securities exchange or alternative trading system.  Trading prices of NextShares are directly linked to the fund’s next-computed net asset value per share (“NAV”) and will vary from NAV by a market-determined trading cost (i.e., a premium or discount to NAV), which may be zero.  Investing in NextShares involves certain risks as described in this Prospectus.  As a new type of fund, NextShares do not have an operating history.

This Prospectus contains important information about the Fund.
Please save it for reference.

Fund Summary

Investment Objective

The Fund’s investment objective is to seek long-term capital appreciation by investing in a diversified portfolio of equity securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):  None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.23%
Total Annual Fund Operating Expenses	0.83%
Expense Reimbursement(3)	(0.18)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.65%

(1)

Expenses in the table above and the Example below reflect the expenses of the Fund and the Stock Portfolio (the “Portfolio”), the Fund’s master Portfolio.

(2)

Based on estimates for the current fiscal year.

(3)

The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.65%. This expense reimbursement will continue through April 30, 2017. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as:  brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that the Fund provides a return of 5% a year and that Fund operating expenses remain the same.  Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$72	$252

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of common stocks (the “80% Policy”).  The Fund may invest in companies with a broad range of market capitalizations, including smaller companies.  The Fund generally intends to maintain investments in all or substantially all of the market sectors represented in the S&P 500 Index. Particular stocks owned will not mirror the S&P 500 Index.  The Fund may invest up to 25% of its assets in foreign securities some of which may be issued by companies domiciled in developed or emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks).  The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to equitize cash positions or seek exposure to certain markets or market sectors.  The Fund may also invest in publicly traded real estate investment trusts and may lend its securities.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices or as a substitute for the purchase or sale of securities.  The Fund expects to use derivatives principally when seeking to gain exposure to equity securities by writing put options or to generate income by writing covered call options or put options.  The Fund may also enter into a combination of option transactions on individual securities.  Permitted derivatives include:  the purchase or sale of forward

Eaton Vance Stock NextShares

2

Prospectus dated February 25, 2016 as revised June 22, 2016

or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements.  There is no stated limit on the Fund’s use of derivatives.

The portfolio of securities is selected primarily on the basis of fundamental research.  The portfolio manager utilizes the information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions.  In selecting securities, the portfolio manager seeks companies that have sustainable earnings and cash flow, a strong and durable financial profile, secular and cyclical growth prospects, and the ability to maintain a competitive position within its industry.  In addition, the portfolio manager employs a portfolio construction process that seeks to manage investment risk.  This process includes the use of portfolio optimization tools (quantitative tools that help track the portfolio’s fundamental characteristics such as its volatility, valuation and growth rate) and risk management techniques to assist in portfolio construction and monitoring and maintaining issuer and industry diversification among portfolio holdings.  The portfolio manager may sell a security when he believes it is fully valued, the fundamentals of a company deteriorate, or to pursue alternative investment options.

The Fund currently invests its assets in the Portfolio, a separate registered investment company with the same investment objective and policies as the Fund.

About NextShares

NextShares are a new type of actively managed exchange-traded product operating pursuant to an order issued by the SEC granting an exemption from certain provisions of the Investment Company Act of 1940, as amended (the “1940 Act”). As a new type of fund, NextShares do not have an operating history and there can be no guarantee that an active trading market for NextShares will develop.

Individual shares of a NextShares fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer that offers NextShares (“Broker”), and may not be directly purchased or redeemed from the fund.  As a new type of fund, NextShares initially may be offered by a limited number of Brokers.  Trading prices of NextShares are directly linked to the fund’s next-computed net asset value per share (“NAV”), which is normally determined as of the close of regular market trading each business day.  Buyers and sellers of NextShares will not know the value of their purchases and sales until NAV is determined at the end of the trading day.

Trading prices of NextShares will vary from NAV by a market-determined trading cost (i.e., a premium or discount to NAV), which may be zero.  The premium or discount to NAV at which NextShares trades are executed is locked in at the time of trade execution, and will depend on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units (as defined below) of shares, competition among market makers, the share inventory positions and inventory strategies of market makers, and the volume of share trading. Reflecting these and other market factors, prices of shares in the secondary market may be above, at or below NAV.  See “Purchases and Sales of Fund Shares” below for important information about how to buy and sell shares.

How NextShares Compare to Mutual Funds.  Mutual fund shares may be purchased and redeemed directly from the issuing fund for cash at the fund’s next determined NAV.  Shares of NextShares funds, by contrast, are purchased and sold primarily in the secondary market.  Because trading prices of NextShares may vary from NAV and commissions may apply, NextShares may be more expensive to buy and sell than mutual funds.  Like mutual funds, NextShares may be bought or sold in specified share or dollar quantities, although not all Brokers may accept dollar-based orders.

Relative to investing in mutual funds, the NextShares structure offers certain potential advantages that may translate into improved performance and higher tax efficiency.  These potential advantages include: (a) a single class of shares with no sales loads or distribution and service (12b-1) fees; (b) lower fund transfer agency expenses; (c) reduced fund trading costs and cash drag in connection with shareholder inflows and outflows; and (d) lower fund capital gains distributions.  Because NextShares do not pay sales loads or distribution and service (12b-1) fees, their appeal to financial intermediaries may be limited to distribution arrangements that do not rely upon such payments.

How NextShares Compare to ETFs.  Similar to ETFs, NextShares are issued and redeemed only in specified large aggregations (“Creation Units”) and trade throughout the day on an exchange.  Unlike ETFs, trading prices of NextShares are directly linked to the fund’s next end-of-day NAV rather than determined at the time of trade execution.  Different from ETFs, NextShares do not offer opportunities to transact intraday at currently (versus end-of-day) determined prices.

Unlike actively managed ETFs, NextShares are not required to disclose their full holdings on a daily basis, thereby protecting fund shareholders against the potentially dilutive effects of other market participants front-running the fund’s trades. Because the mechanism that underlies efficient trading of NextShares does not involve portfolio instruments not used in creations and redemptions, the need for full portfolio holdings disclosure to achieve tight markets in NextShares is eliminated.  The NAV-based trading employed for NextShares provides investors with built-in trade execution cost transparency and the ability to control their trading costs using limit orders.  This feature of NextShares distinguishes them from ETFs, for which the variance between market prices and underlying portfolio values is not always known by individual investors and cannot be controlled by them.  For more information, see “Additional Information about NextShares.”

Eaton Vance Stock NextShares

3

Prospectus dated February 25, 2016 as revised June 22, 2016

Principal Risks

Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a Broker, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs.  Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than you acquired shares.

Contingent Pricing Risk.  Trading prices of Fund shares are directly linked to the Fund’s next-computed NAV, which is normally determined as of the close of regular market trading each business day. Buyers and sellers of shares will not know the value of their purchases and sales until the Fund’s NAV is determined at the end of the trading day. Like mutual funds, the Fund does not offer opportunities to transact intraday at currently (versus end-of-day) determined prices. Trade prices are contingent upon the determination of NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values disseminated by the Fund) during periods of market volatility. Although limit orders can be used to control differences in trade prices versus NAV, they cannot be used to control or limit trade execution prices.

Equity Investing Risk.  Fund performance is sensitive to stock market volatility.  Stock prices may decline in response to adverse changes in the economy or the economic outlook;  deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline.  Although stock prices can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund may invest a portion of its assets in foreign instruments, the value of shares may be adversely affected by changes in currency exchange rates and political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country.  Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets, and emerging market securities often involve higher risk than developed market securities.  Trading in foreign markets often involves higher expense than trading in the United States. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments.

ETF Risk.  ETFs are subject to the risks of investing in the underlying securities. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.  Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment, particularly when there is no stated limit on the Fund’s use of derivatives.

Real Estate Risks.  Real estate investments are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies.  Smaller, less seasoned companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Eaton Vance Stock NextShares

4

Prospectus dated February 25, 2016 as revised June 22, 2016

Securities Lending Risk.  Securities lending involves possible delay in recovery of the loaned securities or possible loss of rights in the collateral if the borrower fails financially.

Risks Associated with Active Management.  The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment.  Active management involves subjective decisions.  The portfolio manager also uses quantitative portfolio optimization and risk management techniques in making investment decisions for the Fund.  There can be no assurance that these techniques will achieve the desired results.

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective.  It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The following bar chart and table provide information about the investment performance of Stock Portfolio, the separate registered investment company in which the Fund invests.  The returns in the bar chart and table are for a mutual fund that invests in the Portfolio (the “Portfolio Investor”) and show how the Portfolio Investor’s average annual returns at NAV over time compare with those of a broad-based securities market index.  Performance is for a share class of the Portfolio Investor offered at net asset value.  The returns are not adjusted to reflect differences between the total net operating expenses of the Fund and the Portfolio Investor during the periods shown.  If such an adjustment were made, the performance presented below would be higher.  The performance below does not represent the performance of the Fund.  Past performance (both before and after taxes) is no guarantee of future results.  Current Fund performance information can be obtained by visiting www.eatonvance.com.

For the ten years ended December 31, 2015, the highest quarterly total return for the Portfolio Investor was 14.27% for the quarter ended September 30, 2009, and the lowest quarterly return was –17.96% for the quarter ended December 31, 2008.

Average Annual Total Return as of December 31, 2015	One Year	Five Years	Ten Years
Return Before Taxes	4.83%	12.24%	7.98%
Return After Taxes on Distributions	2.60%	9.93%	6.72%
Return After Taxes on Distributions and the Sale of Fund Shares	4.07%	9.44%	6.35%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.56%	7.30%

Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser.  Eaton Vance Management (“Eaton Vance”) serves as investment adviser to the Fund.  Boston Management and Research (“BMR”) serves as investment adviser to the Portfolio.

Portfolio Manager.  The Fund and Portfolio are managed by Charles B. Gaffney, Vice President of Eaton Vance and BMR.  He has managed the Fund since its inception in February 2016 and the Portfolio and its predecessor fund since November 2007.

Purchases and Sales of Fund Shares

Buying and Selling Shares in the Secondary Market.  Shares of the Fund are listed and available for trading on The NASDAQ Stock Market LLC (the “Listing Exchange”) during the Listing Exchange’s core trading session (generally 9:30 am to 4:00 pm eastern time).   Shares may also be bought and sold on other national securities exchanges and alternative trading systems that

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have obtained appropriate licenses, adopted applicable rules and developed systems to support trading in Fund shares.  Fund shares may be purchased and sold in the secondary market only through a Broker.  When buying or selling shares, you may incur trading commissions or other charges determined by your Broker. The Fund does not impose any minimum investment for shares of the Fund purchased in the secondary market.

Buying and selling Fund shares is similar in most respects to buying and selling ETFs and listed stocks. Throughout each trading day, market makers post on an exchange bids to buy shares and offers to sell shares.  Buyers and sellers submit trade orders through their Brokers.  The executing trading venue matches orders received from Brokers against market maker quotes and other orders to execute trades, and reports the results of completed trades to the parties to the trade, member firms and market data services.  Completed trades in Fund shares clear and settle just like ETF trades and listed stock trades, with settlement normally occurring on the third following business day (T+3).  Orders to buy and sell Fund shares that are not executed on the day the order is submitted are automatically cancelled as of the close of trading that day.

Trading in Fund shares differs from buying and selling ETFs and listed stocks in four respects:

•

how intraday prices of executed trades and bids and offers posted by market makers are expressed;

•

how to determine the number of shares to buy or sell if you seek to transact in an approximate dollar amount;

•

what limit orders mean and how limit prices are expressed; and

•

how and when the final price of executed trades is determined.

Intraday Prices and Quote Display Format.  The intraday price of executed trades and bids and offers quoted for Fund shares are all expressed relative to the Fund’s next determined NAV, rather than as an absolute dollar price.  As noted above, the Fund’s NAV is normally determined as of the close of regular market trading each business day. As an illustration, shares of the Fund may be quoted intraday at a best bid of “NAV -$0.01” and a best offer of “NAV +$0.02.”  A buy order executed at the quoted offer price would, in this example, be priced at two cents over the Fund’s NAV on the trade date.  If the last trade in Fund shares was priced at two cents over NAV (the current best offer), it would be displayed as “NAV +$0.02.”

Bid and offer quotes and prices of Fund shares in NAV-based format can be accessed intraday on Broker terminals using the Fund’s ticker symbol.  Market data services may display bid and offer quotes and trade prices in NAV-based format or in “proxy price” format, in which NAV is represented as 100.00 and premiums/discounts to NAV are represented by the same difference from 100.00 (to illustrate, NAV-$0.01 would be shown as 99.99 and NAV+$0.02 as 100.02).  Historical information about the Fund’s trading costs and trading spreads is provided on its webpage on eatonvance.com.

Sizing Buy and Sell Orders.  NextShares may be purchased and sold in specified share or dollar quantities, although not all Brokers may accept dollar-based orders.  In share-based orders, you specify the number of fund shares to buy or sell.  Like share-based ETF and listed stock orders, determining the number of Fund shares to buy or sell if you seek to transact in an approximate dollar amount requires dividing the intended purchase or sale amount by the estimated price per share.  To assist buyers and sellers in estimating transaction prices, the Fund makes available at intervals of not more than 15 minutes during the Listing Exchange’s regular trading session an indicative estimate of the Fund’s current portfolio value (“Intraday Indicative Value” or “IIV”).  IIVs can be accessed on the Fund’s webpage at eatonvance.com and may also be available from Brokers and market data services.

The price of a transaction in Fund shares can be estimated as the sum of the most recent IIV and the current bid (for sales) or offer (for purchases). If, for example, you seek to buy approximately $15,000 of Fund shares when the current IIV is $19.98 and the current offer is NAV +$0.02, you should place an order to buy 750 shares (= $15,000 ÷ $20.00).  And if you seek to sell approximately $15,000 of Fund shares when the current IIV is $19.98 and the current bid is NAV -$0.01, you should sell 751 shares (≈ $15,000 ÷ $19.97).

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Because IIVs are estimates and will generally differ from NAV, they cannot be used to calculate with precision the dollar value of a prescribed number of shares to be bought or sold.  Investors should understand that share transaction prices are based on the Fund’s next determined NAV, and that NAVs may vary significantly from IIVs during periods of intraday market volatility.

Limit Orders.  A “limit order” is an order placed with a Broker to buy or sell a prescribed number of shares at a specified price or better.  In entering limit orders to buy or sell Fund shares, limit prices are expressed relative to NAV (i.e., NAV +$0.02, NAV -$0.01), rather than as an absolute dollar price.  By using limit orders, buyers and sellers of NextShares can control their trading costs in a manner not available for ETFs.

Although limit orders can be used to control differences in trade price versus NAV, they cannot be used to control or limit absolute trade execution prices.

Final Prices of Executed Trades.  The premium or discount to NAV at which Fund shares trade is locked in at the time of trade execution, with the final price contingent upon the determination of NAV at the end of the trading day.  If, for example, an order to buy or sell shares executes at NAV +$0.02 and the Fund’s NAV on the day of the trade is $20.00, the final trade price is $20.02.

The premium or discount to NAV at which Fund shares trade depends on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units, competition among market makers, the share inventory positions and inventory strategies of market makers, and the volume of share trading. NextShares do not offer investors the opportunity to buy and sell intraday at currently (versus end-of-day) determined prices. Buyers and sellers of shares will not know the final trade price of executed trades until the Fund’s NAV is determined at the end of the trading day.  Trading prices of shares may be above, at or below NAV, and may vary significantly from NAV during periods of market volatility.

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Transactions Directly with the Fund.  The Fund issues and redeems shares only in Creation Unit blocks of 25,000 shares or multiples thereof. Creation Units may be purchased or redeemed only by or through “Authorized Participants,” which are broker-dealers or institutional investors that have entered into agreements with the Fund’s distributor for this purpose. The Fund issues and redeems Creation Units in return for the securities, other instruments and/or cash (the “Basket”) that the Fund specifies each business day. The Fund’s Basket is not intended to be representative of current holdings and may vary significantly from current portfolio positions.  The Fund imposes transaction fees on Creation Units issued and redeemed to offset the estimated cost to the Fund of processing the transaction and converting the Basket to or from the desired portfolio composition.  For more information, see “Buying and Selling Shares.”

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), you should be aware that the Fund’s investment adviser (or one of its affiliates) may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investment Objective & Principal Policies and Risks

A statement of the investment objective and principal investment policies and risks of the Fund is set forth above in Fund Summary.  Set forth below is additional information about such policies and risks, as well as other types of investments and practices that the Fund may engage in from time to time. References to the “Fund” below are to the Fund and Portfolio, as applicable.

Equity Securities.  Equity securities include: common stocks; preferred stocks, including convertible and contingent convertible preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; depositary receipts, rights and warrants in underlying equity interests; and other securities that are treated as equity for U.S. federal income tax purposes.

Foreign and Emerging Market Investments.  Investments in foreign issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Because foreign issuers may not be subject to uniform accounting, auditing and financial reporting standard practices and requirements and regulatory measures comparable to those in the United States, there may be less publicly available information about such foreign issuers.  Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets.

Foreign issuers may become subject to sanctions imposed by the United States or another country, which could result in the immediate freeze of the foreign issuers’ assets or securities.  The imposition of such sanctions could impair the market value of the securities of such foreign issuers and limit the Fund’s ability to buy, sell, receive or deliver the securities.

As an alternative to holding foreign-traded investments, the Fund may invest in U.S. dollar-denominated investments of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts, which evidence ownership in underlying foreign investments and are subject to many of the risks associated with investing directly in foreign securities).

The foregoing risks of foreign investing can be more significant in emerging markets. Emerging markets may offer higher potential for gains and losses than investments in the developed markets of the world. Political and economic structures in emerging market countries generally lack the social, political and economic stability of developed countries, which may affect the value of the Fund’s investments in these countries and also the ability of the Fund to access markets in such countries. Governmental actions can have a significant effect on the economic conditions in emerging market countries, which also may adversely affect the value and liquidity of the Fund’s investments. The laws of emerging market countries relating to the limited liability of corporate shareholders, fiduciary duties of officers and directors, and bankruptcy of state enterprises are generally less developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund is heavily invested, the Fund’s ability to redeem Fund shares could become impaired. In such circumstances, the Fund may have to sell more liquid securities than it would otherwise choose to sell.  Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Foreign Currencies.  The value of foreign assets and currencies as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in this country or abroad), and relations between nations and trading.  Foreign currencies also are subject to settlement, custodial and other operational risks. Currency exchange rates can be affected unpredictably by intervention, or the failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.  Costs are incurred in connection with conversions between currencies.  The Fund may engage in spot transactions and forward foreign currency exchange contracts, purchase and sell options on currencies and purchase and sell currency futures contracts and related options thereon (collectively, “Currency Instruments”) to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.  Use of Currency Instruments may involve substantial currency risk and may also involve counterparty, leverage or liquidity risk.

Smaller Companies.  Securities of smaller, less seasoned companies, which may include legally restricted securities, are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the securities of larger, more established companies.  Because of the absence of any public trading market for some of these investments (such as those which are legally restricted) it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.

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Derivatives.  The Fund may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest or any related security, instrument, index or economic indicator (“reference instruments”).  Derivatives are financial instruments the value of which is derived from an underlying reference instrument. Derivatives transactions can involve substantial risk.  Derivatives typically allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments.  The Fund incurs costs in connection with opening and closing derivatives positions.  The Fund may engage in the derivative transactions set forth below, as well as in other derivative transactions with substantially similar characteristics and risks.

Certain derivative transactions may give rise to a form of leverage.  The Fund is required to segregate or “earmark” liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leverage transactions may substantially exceed the initial investment.

The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.   A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Options on Securities, Indices and Currencies.  The Fund may engage in transactions in exchange-traded and over-the-counter (“OTC”) options.  There are several risks associated with transactions in options, such as imperfect correlation, counterparty risk and an insufficient liquid secondary market for particular options.  By buying a put option, the Fund acquires a right to sell the underlying instrument at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the instrument until the put option expires. The Fund will pay a premium to the seller of the option for the right to receive payments of cash to the extent that the value of the applicable instrument declines below the exercise price as of the option valuation date.  If the price of the instrument is above the exercise price of the option as of the option valuation date, the option expires worthless and the Fund will not be able to recover the option premium paid to the seller.  The Fund may purchase uncovered put options.  The Fund also has authority to write (i.e., sell) put options. The Fund will receive a premium for writing a put option, which increases the Fund's return. In writing a put option, the Fund has the obligation to buy the underlying instrument at an agreed upon price if the price of such instrument decreases below the exercise price.  If the value of the instrument on the option expiration date is above the exercise price, the option will generally expire worthless and the Fund, as option seller, will have no obligation to the option holder.

A purchased call option gives the Fund the right to buy, and obligates the seller to sell, the underlying instrument at the exercise price at any time during the option period.  The Fund also is authorized to write (i.e., sell) call options on instruments in which it may invest and to enter into closing purchase transactions with respect to such options.  A covered call option is an option in which the Fund, in return for a premium, gives another party a right to buy specified instruments owned by the Fund at a specified future date and price set at the time of the contract. The Fund's ability to sell the instrument underlying a call option may be limited while the option is in effect unless the Fund enters into a closing purchase transaction. Uncovered call options have speculative characteristics and are riskier than covered call options because there is no underlying instrument held by the Fund that can act as a partial hedge.  As the writer of a covered call option or an index call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security or the index covering the call option above the sum of the option premium received and the exercise price of the call, but has retained the risk of loss, minus the option premium received, should the price of the underlying security or index decline.

OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange-based” markets. By engaging in option transactions in these markets, the Fund may take a credit risk with regard to parties with which it trades and also may bear the risk of settlement default.

The Fund may also enter into swaptions, which are options giving the option owner the right (but not the obligation) to enter into or cancel a swap agreement at a future date.

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Under certain market conditions, the Fund may purchase put option spreads rather than standalone put options.  By doing so, the Fund can lower the net cost of its market hedging activities, since the premiums received from selling put options will offset, in part, the premiums paid to purchase the put options.  Although less expensive than buying a standalone put option, buying a put option spread will expose the Fund to incremental loss if the value of the applicable instrument at contract expiration is below the exercise price of the put option sold.

Covered Calls and Equity Collars.  While the Fund generally will write only covered call options, it may sell the instrument underlying a call option prior to entering into a closing purchase transaction on up to 5% of the Fund’s net assets, provided that such sale will not occur more than three days prior to the option buy back. In an equity collar, the Fund simultaneously writes a call option and purchases a put option on the same instrument.

Futures Contracts.  The Fund may engage in transactions in futures contracts and options on futures contracts. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price.  The Fund also is authorized to purchase or sell call and put options on futures contracts.  The primary risks associated with the use of futures contracts and options are imperfect correlation, liquidity, unanticipated market movement and counterparty risk.

Forward Foreign Currency Exchange Contracts.  Certain forward foreign currency exchange contracts may be individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Forward contracts are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying forwards. As a result, available information may not be complete.

Equity Swaps.  Equity swaps involve the exchange by the Fund with another party of their respective returns as calculated on a notional amount of an equity index (such as the S&P 500 Index), basket of equity securities, or individual equity security.  The success of swap agreements is dependent on the investment adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Other risks include liquidity and counterparty risk.

Short Sales.  The Fund may engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated). A short sale on an individual security typically involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the seller to the risk that it will be required to acquire securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss. When making a short sale, the Fund must segregate liquid assets with a broker or the custodian equal to (or otherwise cover) its obligations under the short sale.  The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale.

Real Estate Risk.  Real estate investments are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.

Pooled Investment Vehicles.  The Fund may invest in pooled investment vehicles.  Pooled investment vehicles are open- and closed-end investment companies unaffiliated with the investment adviser, open-end investment companies affiliated with the investment adviser and exchange-traded funds (“ETFs”). The market for common shares of closed-end investment companies and ETFs, which are generally traded on an exchange, is affected by the demand for those securities, regardless of the value of the fund’s underlying portfolio assets.  The Fund will indirectly bear its proportionate share of any management fees and expenses paid by unaffiliated and certain affiliated pooled investment vehicles in which it invests, except that management fees of affiliated funds may be waived.  If such fees exceed 0.01%, the costs associated with such investments will be reflected in Acquired Fund Fees and Expenses in the Annual Fund Operating Expenses table(s) in Fund Summary.  Requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), may limit the Fund’s ability to invest in other investment companies including ETFs, unless the investment company has received an exemptive order from the SEC on which the Fund may rely.

Illiquid Securities.  The Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities.  Illiquid securities include those legally restricted as to resale (such as those issued in private placements), and may include commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder.  Certain Section 4(a)(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is

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Prospectus dated February 25, 2016 as revised June 22, 2016 warranted.  Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

Securities Lending. The Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially.  Loans will only be made to firms that have been approved by the investment adviser, and the investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding.  In addition, loans will only be made when the investment adviser believes the expected returns, net of expenses, justify the attendant risk.  Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned.  The Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law.

Borrowing.  The Fund is permitted to borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and to settle transactions).  Any borrowings by the Fund are subject to the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”).  Borrowings are also subject to the terms of any credit agreement between the Fund and lender(s).  The Fund will be required to maintain a specified level of asset coverage with respect to all borrowings and may be required to sell some of its holdings to reduce debt and restore coverage at times when it may not be advantageous to do so.  The rights of the lender to receive payments of interest and repayments of principal of any borrowings made by the Fund under a credit facility are senior to the rights of holders of shares with respect to the payment of dividends or upon liquidation. In the event of a default under a credit arrangement, the lenders may have the right to cause a liquidation of the collateral (i.e., sell Fund assets) and, if any such default is not cured, the lenders may be able to control the liquidation as well. Fund borrowings may be equal to as much as 33 1/3% of the value of the Fund’s total assets (including such borrowings) less the Fund’s liabilities (other than borrowings).  The Fund will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

Cash and Cash Equivalents.  The Fund may invest in cash or cash equivalents, including high quality short-term instruments or an affiliated investment company that invests in such instruments.

Market Trading Risks.  Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require the payment of brokerage commissions and expose the buyer or seller to other trading costs. Due to brokerage commissions and other trading costs, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at or below NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. An investor’s realized investment returns will be reduced if the investor sells shares at a greater discount or narrower premium than he or she acquired the shares. Shares may be purchased or redeemed in transactions directly with the Fund only in Creation Unit quantities by or through Authorized Participants.  The Fund may have a limited number of active Authorized Participants.  To the extent that Authorized Participants withdraw and are not replaced, the shares may trade at wider premiums/discounts to NAV and may possibly face delisting.

Contingent Pricing Risk. Trading prices of Fund shares are directly linked to the Fund’s next determined NAV, which is normally calculated as of the close of regular market trading each business day.  Buyers and sellers of shares will not know the value of their purchases and sales until the Fund’s NAV is determined at the end of the trading day.  Like mutual funds, the Fund does not offer opportunities to transact intraday at currently (versus end-of-day) determined prices. Trade prices are contingent upon the determination of NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values as described below under “Buying and Selling Shares”) during periods of market volatility. Although limit orders can be used to control differences in trade price versus NAV, they cannot be used to control or limit trade execution prices.

Portfolio Turnover.  The annual portfolio turnover rate of the Fund may exceed 100%.  A mutual fund with a high turnover rate (100% or more) may generate more capital gains and pay more commissions (which may reduce return) than a fund with a lower rate.  Capital gains distributions will be made to shareholders if offsetting capital loss carry forwards do not exist.

Use of Master-Feeder Structure. The Fund invests substantially all of its assets in the Portfolio, which has substantially the same investment objective and policies as the Fund. Use of this investment structure, called “master-feeder,” enables the Fund to pool its assets with other investors with substantially the same investment objective and policies that also invest in the same Portfolio, resulting in efficiencies in management and administration that can lower Fund costs and enhance shareholder returns.

The Portfolio seeks to transact with its investors on a basis that protects the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows.  The Portfolio does this by imposing a fee (“Portfolio Transaction Fee”) on inflows and outflows by Portfolio investors, sized to cover the estimated cost to the Portfolio of, in

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Prospectus dated February 25, 2016 as revised June 22, 2016 connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with a redeeming its interests, converting Portfolio holdings to cash and or/other instruments to be distributed. Portfolio Transaction Fees apply to all investors in the Portfolio in the same manner to avoid discrimination among Portfolio investors.

The amount of Portfolio Transaction Fees may vary over time, depending on estimated trading costs, processing costs and other considerations. The Portfolio generally imposes higher Portfolio Transaction Fees on cash transactions than on in-kind contributions and distributions. In all cases, the Portfolio Transaction Fee is limited to amounts that have been authorized by the Board of Trustees and determined by Eaton Vance to be appropriate. The maximum Portfolio Transaction Fee imposed is 2% of the amount of the contribution or withdrawal.

The ability of the Fund to meet its investment objective is directly related to the ability of the associated Portfolio to meet its objective.  Other investors in the Portfolio may have different expense structures, pay different total amounts of Portfolio Transaction Fees and may be offered and sold on different terms than the Fund.  As a result, the Fund’s performance may differ from that of other investors in the same Portfolio, including other Eaton Vance-sponsored funds.  Contribution and withdrawal activities by other Portfolio investors may impact the management of the Portfolio and its ability to achieve its investment objective.  A large withdrawal by a Portfolio investor could have an adverse effect on other Portfolio investors. The Fund's adviser or its affiliate also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary responsibilities to each of the Fund and the Portfolio.

As a Portfolio investor, the Fund may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider Portfolio matters and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw its Portfolio investment at any time without shareholder approval.

General.  The Fund's 80% Policy will not be changed unless shareholders are given at least 60 days’ advance written notice of the change. The Fund's investment objective and certain other policies may be changed without shareholder approval. During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective(s) and other policies. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at time the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

The Fund’s annual operating expenses are expressed as a percentage of the Fund’s average daily net assets and may change as Fund assets increase and decrease over time.  Purchase and redemption activities by Fund investors may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse effect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.  With the increased use of technologies by Fund service providers, such as the Internet, to conduct business, the Fund is susceptible to operational, information security and related risks.

Additional Information about NextShares

Description of NextShares.  The Fund operates pursuant to an exemptive order issued by the SEC granting Eaton Vance NextShares Trust (the “Trust”) and Eaton Vance an exemption from certain provisions of the 1940 Act.  NextShares operate as follows:

•

NextShares are pooled investment funds that generally follow an active management style, seeking to outperform their designated benchmark and other funds with similar investment profiles;

•

NextShares funds value their shares at the end of each business day by dividing the current value of fund assets, less liabilities by the number of shares outstanding (referred to as “net asset value per share” or “NAV”);

•

Investors may purchase and sell shares of a NextShares fund on a national securities exchange or alternative trading system through a Broker.  Individual shares may not be directly purchased or redeemed from the issuing fund;

•

Trading prices of NextShares are directly linked to the fund’s next end-of-day NAV utilizing a patented trading approach called “NAV-based trading.” In NAV-based trading, all trades are executed at the fund’s next computed NAV plus or minus a trading cost (i.e., a premium or discount to NAV) determined at the time of trade execution. For each NextShares trade, the final transaction price is determined once NAV is computed.  Buyers and sellers will not know the value of their purchases and sales until the end of the trading day.  See “Buying and Selling Shares” below;

•

The premium or discount to NAV at which NextShares transactions are executed will depend on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated

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with creating and redeeming Creation Units of shares, competition among market makers, the share inventory positions and inventory strategies of market makers, and the volume of share trading. Reflecting these and other market factors, prices of shares in the secondary market may be above, at or below NAV.  NextShares do not offer the opportunity to transact intraday at prices determined at time of trade execution;

•

NextShares issue and redeem shares only in transactions by or through Authorized Participants in designated Creation Unit blocks of shares in exchange for the Basket of securities, other instruments and/or cash currently specified by the fund.  Transactions may be effected partially or entirely in cash when in-kind delivery is not practicable or deemed not in the best interests of shareholders.  NextShares issue and redeem Creation Units of shares at NAV, plus or minus a transaction fee that is intended to cover the fund’s cost of processing the transaction and converting the Basket to or from the desired composition. See “Buying and Selling Shares” below; and

•

Prior to the beginning of market trading each business day, each NextShares fund will disclose the Basket that it will accept from and deliver to Authorized Participants to settle purchases and redemptions of Creation Units on that day.   See “Buying and Selling Shares” below. The Basket is not intended to represent current holdings and may vary significantly from the fund’s current portfolio positioning.

NextShares funds seek to enhance their performance by utilizing a cost- and tax-efficient structure and by maintaining the confidentiality of current portfolio trading information. NextShares are designed to be long-term investment vehicles and are not suited for short-term trading. As described below, there are important differences between NextShares and ETFs and mutual funds.

Investors should be aware that the investments made, and performance results achieved by NextShares funds may differ from those of other funds for which Eaton Vance (or an affiliate) acts as investment adviser, including funds with similar names, investment objectives and policies.

How NextShares Compare to Mutual Funds.  Mutual fund shares may be purchased and redeemed directly from the issuing fund for cash at the next determined NAV. NextShares, by contrast, cannot be directly purchased or redeemed except by or through Authorized Participants in Creation Unit quantities in exchange for the specified Basket.  Unlike NextShares, mutual fund shares do not trade on an exchange.  Because trading prices of NextShares may vary from NAV and commissions may apply, NextShares may be more expensive to buy and sell than mutual funds.  Like mutual funds, NextShares may be bought or sold in specified share or dollar quantities, although not all Brokers may accept dollar-based orders.

Relative to investing in mutual funds, the NextShares structure offers certain potential advantages that may translate into improved performance and higher tax efficiency.  More specifically:

•

NextShares have a single class of shares with no sales loads or distribution and service (12b-1) fees;

•

Because they are set up to take advantage of the highly efficient share processing system of the Depositary Trust Company (“DTC”) used for publicly traded stocks and ETFs, NextShares are expected to operate with lower transfer agency expenses than incurred by most mutual funds;

•

Unlike most mutual funds, NextShares are designed to protect fund performance from dilution in connection with shareholder inflows and outflows.  For mutual funds, the costs of accommodating shareholder flows include the incremental trading costs incurred by the fund to resize its portfolio positions in response to inflows and outflows, and the foregone returns on portfolio cash held for flow-related reasons.  In the NextShares structure, flow-related fund costs can be minimized by issuing and redeeming shares in-kind, and substantially offset by imposing transaction fees on direct purchases and redemption of shares; and

•

The Internal Revenue Code provides that a fund’s distributions of appreciated property to meet redemptions do not result in recognition by the fund of capital gains on the distributed property. NextShares funds generally meet redemptions by distributing securities and other instruments, while mutual funds typically meet redemptions with cash.  To raise cash for redemptions, a mutual fund may be required to sell appreciated fund assets and thereby realize capital gains.  By avoiding this adverse tax effect, NextShares that utilize in-kind redemptions may achieve higher tax efficiency than a mutual fund that meets redemptions with cash.  Not all NextShares funds may meet redemptions in kind.  NextShares funds that meet redemptions entirely in cash should not be expected to be more tax efficient than similar mutual funds.

How NextShares Compare to ETFs.  Similar to ETFs, NextShares are issued and redeemed in Creation Unit quantities and trade throughout the day on an exchange.  Unlike ETFs, trading prices of NextShares are directly linked to the fund’s next end-of-day NAV using NAV-based trading.  As described above, in NAV-based trading, all trades are executed at NAV plus or minus a trading cost (i.e., a premium or discount to NAV) determined at the time of trade execution.  Different from ETFs, NextShares do not offer opportunities to transact intraday based on currently (versus end-of-day) determined prices.  Buyers and Sellers of NextShares will not know the value of their purchases and sales until NAV is determined at the end of the trading day.

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Prospectus dated February 25, 2016 as revised June 22, 2016

Different from ETFs, NextShares offer market makers a profit opportunity that does not require the management of intraday market risk.  To realize profits from NextShares market making, a market maker holding positions in NextShares accumulated intraday need only transact with the fund to purchase (or redeem) a corresponding number of Creation Units, buy (sell) the equivalent quantities of Basket instruments at market-closing or better prices, and dispose of any remaining sub-Creation Unit share inventory through secondary market transactions prior to the close.  Because making markets in NextShares is simple to manage and low risk, competition among market makers seeking to earn reliable, low-risk profits should enable NextShares to routinely trade at tight bid-ask spreads and narrow premiums or discounts to NAV.

Unlike actively managed ETFs, NextShares are not required to disclose their full holdings on a daily basis, thereby protecting fund shareholders against the potentially dilutive effects of other market participants front-running the fund’s trades. Because the mechanism that underlies efficient trading of NextShares does not involve non-Basket instruments, the need for portfolio holdings disclosure to achieve tight markets in NextShares is eliminated;

Like ETFs, only an Authorized Participant may transact directly with a NextShares fund. A fund may have a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the fund and no other Authorized Participant is able to step forward to create or redeem, shares may trade at a discount to NAV and possibly face delisting; and

Different from conventional ETF trading, the NAV-based trading employed for NextShares provides built-in trade execution cost transparency and the ability to control transaction costs using limit orders.  This feature of NextShares distinguishes them from ETFs, for which the variance between market prices and underlying portfolio values is not always known to individual investors and cannot be controlled by them.

Management and Organization

Management.  The Fund’s investment adviser is Eaton Vance Management (“Eaton Vance”), a registered investment adviser, and the Portfolio’s investment adviser is Boston Management and Research (“BMR”), an indirect subsidiary of Eaton Vance Corp. (“EVC”), both with offices at Two International Place Boston, MA 02110.  Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931.  Eaton Vance and its affiliates currently manage over $315 billion on behalf of mutual funds, institutional clients and individuals.

Each investment adviser manages investments pursuant to an investment advisory agreement.  The Fund will be allocated its pro rata share of the advisory fee paid by the Portfolio.

Fund.  Under its investment advisory and administrative agreement with the Fund, Eaton Vance receives a monthly fee based on the average daily net assets of the Fund that are not invested in other investment companies for which Eaton Vance or its affiliates serves as investment adviser or administrator (“Direct Assets”) as follows:

Direct Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%

Portfolio.  Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)*
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%

*

Pursuant to a fee reduction agreement effective January 1, 2016.

For the fiscal year ended December 31, 2015, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.65%.

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Prospectus dated February 25, 2016 as revised June 22, 2016

Charles B. Gaffney has served as the portfolio manager of the Fund since it commenced operations in February 2016 and of the Portfolio since November 2007.  He is a Vice President of Eaton Vance and BMR and has managed other Eaton Vance portfolios for more than five years.

The Fund’s semiannual report covering the fiscal period ending June 30, 2016 will provide information regarding the basis for the Trustees’ approval of the Fund’s investment advisory and administrative agreement and the Portfolio’s investment advisory agreement.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

NextShares Operations Agreement. The Fund has entered into an agreement with Eaton Vance pursuant to which Eaton Vance will provide the Fund with services required to operate NextShares in accordance with the exemptive order obtained by Eaton Vance and the Trust. Pursuant to the agreement, Eaton Vance will receive a monthly fee at a rate of 0.05% annually of the aggregate average net assets of the NextShares funds sponsored by Eaton Vance (“Covered Assets”), which is reduced for Covered Assets of $10 billion and above.

Distributor. Foreside Fund Services, LLC, (the “Distributor”) is the Fund’s distributor.  The Distributor distributes Creation Units of the Fund, but does not maintain a secondary market in shares of the Fund.  The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, ME 04101.

Organization. The Fund is a series of Eaton Vance NextShares Trust, a Massachusetts business trust. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

How Net Asset Value is Determined

The Fund values its shares once each day that the New York Stock Exchange (the “NYSE”) is open for trading (typically Monday through Friday), as of the close of regular trading on the NYSE (normally 4:00 p.m. eastern time).  The net asset value is determined by dividing the current value of the Fund’s assets less liabilities by the number of Fund shares outstanding.  The Fund’s calculated NAV may be rounded to the nearest cent prior to publishing.  As described under “Buying and Selling Shares” below, Fund shares trade in the secondary market at the Fund’s next-computed NAV plus or minus a trading cost (i.e., a premium or discount to NAV) determined at the time of trade execution.  Investors transacting in Fund shares will be informed of their final trade price after the Fund’s NAV is determined at the end of the trading day.

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser(s) the daily valuation of such investments.  Pursuant to the procedures, exchange-listed securities and other instruments (including derivatives) normally are valued at last sale or closing prices.  In certain situations, the investment adviser(s) may use the fair value of a security if market prices are unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before portfolio assets are valued which would materially affect net asset value.  In addition, for foreign equity securities and total return swaps and futures contracts on foreign indices that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.  A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures.  Because foreign securities trade on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares cannot be redeemed or purchased.  Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Buying and Selling Shares

Trading in the Secondary Market. Shares of the Fund are listed and available for trading on the Listing Exchange during its core trading session (generally 9:30 am until 4:00 pm eastern time). Shares may also be bought and sold on other national securities exchanges and alternative trading systems that have obtained appropriate licenses, adopted applicable rules and developed systems to support trading in Fund shares.  There can be no guarantee that an active trading market will develop or be maintained, or that the Fund’s listing will continue or remain unchanged. The Fund does not impose any minimum investment for shares of the Fund purchased in the secondary market.

Fund shares may be purchased and sold in the secondary market only through a Broker.  When buying or selling shares, you may incur trading commissions or other charges determined by your Broker. Due to applicable brokerage charges and other trading costs, frequent trading may detract from realized investment returns. Trading commissions are frequently a fixed dollar amount, and therefore may be proportionately more costly when buying or selling small amounts of shares.

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Prospectus dated February 25, 2016 as revised June 22, 2016

When you buy or sell Fund shares in the secondary market, you will pay or receive the Fund’s next-computed NAV plus or minus a trading cost (i.e., premium or discount to NAV) determined at the time of trade execution.  The final price of each purchase and sale of Fund shares is determined and confirmed after calculation of that day’s NAV.

The premium or discount to NAV at which the Fund’s share transactions are executed will depend on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units of shares, competition among market makers, the share inventory positions and inventory strategies of market makers, and the volume of share trading.  The cost to buy shares (i.e., premium to NAV) will generally increase when there is an imbalance of buyers over sellers and as the costs of creating Creation Units increase.  The cost to sell shares (i.e., discount below NAV) will generally increase when there is an imbalance of sellers over buyers and as the costs of redeeming Creation Units increase.  Reflecting these and other market factors, prices for Fund shares in the secondary market may be above, at or below NAV.  Trading premiums and discounts to the Fund’s NAV may be significant.  Different from how Fund shares trade, purchases and sales of mutual fund shares are made at the next determined NAV and transactions in shares of ETFs are priced intraday and not directly related to the ETF’s NAV.

Information regarding the trading history of Fund shares is available on the Fund’s website at www.eatonvance.com.  Each business day, the website displays the prior business day’s NAV and the following trading information for such day:

•

intraday high, low, average and closing prices of shares in exchange trading, expressed as premiums/discounts to NAV;

•

the midpoint of the highest bid and lowest offer prices as of the close of exchange trading, expressed as a premium/discount to NAV;

•

the spread between highest bid and lowest offer prices as of the close of exchange trading; and

•

volume of shares traded.

The website also includes charts showing the frequency distribution and range of values of NAV-based trading prices, closing bid/ask midpoints and closing bid/ask spreads over time.  This trading information is intended to provide useful information to current buyers and sellers of Fund shares.

Trading prices of shares are directly linked to the Fund’s next-computed NAV, which is normally determined as of the close of regular market trading each business day.  Buyers and sellers of shares will not know the value of their purchases and sales until the Fund’s NAV is determined at the end of the trading day.  Trade prices are contingent upon the determination of NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values as described below) during periods of market volatility. Although limit orders can be used to control differences in trade price versus NAV, they cannot be used to control or limit trade execution prices.

The Listing Exchange is generally open for trading Monday through Friday of each week, except that it is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  A “Business Day” with respect to the Fund’s secondary market trading and transaction in Creation Units is each day the Listing Exchange is open. Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a Business Day. On days when the Listing Exchange closes earlier than normal, the Fund may require orders to create or redeem Creation Units to be placed earlier in the day. See the Statement of Additional Information for more information.

Shares of the Fund may be acquired from the Fund through the Distributor or redeemed from the Fund only in Creation Units or multiples thereof, as discussed in “Creations and Redemptions” below.

Intraday Indicative Values.  At periodic intervals of not more than 15 minutes during the Listing Exchange’s regular trading session, an indicative estimate of the Fund’s current portfolio value will be disseminated. The IIV calculations are estimates of the real-time value of the Fund’s underlying holdings based on current market prices and should not be viewed as a projection of NAV, which is calculated only once a day.  The purpose of IIVs is to help investors determine the number of shares to buy or sell if they want to transact in an approximate dollar amount.  Because IIVs will generally differ from the end-of-day NAV of the Fund, they cannot be used to calculate with precision the dollar value of a prescribed number of shares to be bought or sold.  Investors should understand that share transaction prices are based on closing NAVs, and that NAVs may vary significantly from IIVs during periods of market volatility.  Neither the Fund, the Trust or any of their affiliates are involved in, or responsible for, the calculation or dissemination of IIVs nor make any warranty as to their accuracy.  An inaccuracy in an IIV could result from various factors, including difficulty pricing portfolio instruments on an intraday basis.

Creations and Redemptions.  The Fund issues and redeems shares only in Creation Unit blocks of 25,000 shares or multiples thereof. Creation Units may be purchased or redeemed only by or through Authorized Participants. Each Authorized Participant must enter into an Authorized Participant agreement with the Distributor.  A creation transaction, which is subject to acceptance by the Fund’s Distributor, generally takes place when an Authorized Participant submits an order in proper form and deposits into the Fund the Basket of securities, other instruments and/or cash that the Fund specifies for that day.

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Prospectus dated February 25, 2016 as revised June 22, 2016

To preserve the confidentiality of the Fund’s trading activities, the investment adviser anticipates that the Basket will normally not be a pro rata slice of the Fund’s portfolio positions and may vary significantly from the Fund’s current portfolio.  Securities being acquired will generally be excluded from the Basket until their purchase is completed and securities being sold may not be removed from the Basket until the sale program is substantially completed. Further, when deemed by the investment adviser to be in the best interest of the Fund and its shareholders, other portfolio positions may be excluded from the Basket.  The Fund’s Basket will be available on the Fund’s website each day.  Whenever portfolio positions are excluded from the Basket, the Basket may include proportionately more cash than is in the portfolio, with such additional cash substituting for the excluded portfolio positions.  See “Buying and Selling Shares - Purchase and Redemption of Creation Units” in the Statement of Additional Information.   By not disclosing its full holdings currently, the Fund can maintain the confidentiality of portfolio trading information and mitigate the potentially dilutive effects of other market participants front-running the Fund’s trades.

Shares may be redeemed only in Creation Units in exchange for the current Basket as described above, provided that the Fund may permit an Authorized Participant to deliver or receive cash in lieu of some or all of the Basket instruments in limited circumstances as described under “Buying and Selling Shares – Payment” in the Statement of Additional Information. Except when aggregated in Creation Units, shares are not redeemable by the Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form, plus or minus the applicable transaction fee (see “Transaction Fees” below).  Transactions in Creation Units are not subject to a sales charge.

A creation or redemption order is considered to be in proper form if all procedures set forth in this Prospectus, the Authorized Participant agreement, order form and Statement of Additional Information are properly followed. For an order to be in proper form, the order must be submitted by an authorized person of an Authorized Participant and include all required information prior to the designated cut-off time (e.g., identifying information of the Authorized Participant and authorized person, Fund the order relates to, type of order, number of Creation Units being issued or redeemed, and personal identification number, signature and/or other means of identification of the authorized person).  See “Additional Tax Information” for information regarding taxation of transactions in Creation Units.

The Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with securities, including that the securities accepted for deposit and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, a shareholder that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A.

An Authorized Participant must be either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or a DTC participant, and must have executed an Authorized Participant agreement with the Distributor with respect to creations and redemptions of Creation Units. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Statement of Additional Information.

Because new shares may be issued on an ongoing basis, at any point during the life of the Fund a “distribution,” as such term is used in the 1933 Act, may occur. Brokers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether a party is an underwriter must take into account all the relevant facts and circumstances of each particular case. Brokers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

The Fund does not impose any restrictions on the frequency of purchases and redemptions of Creation Units; however, the Fund reserves the right to reject or limit purchases at any time. When considering that no restriction on frequent purchases and redemptions is necessary, the Board of Trustees of the Trust (the “Board”) evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of the Fund’s investment strategy, or whether they would cause the Fund to experience increased transaction costs. The Board considered that, unlike most mutual funds, the Fund charges transactions fees on purchases and redemptions that are designed to protect the Fund from the associated dilution (see “Transaction Fees” below). Given the Fund’s structure and use of transaction fees, the Board has determined that it is unlikely that attempts to market time the Fund by shareholders will materially harm the Fund or its shareholders.

Transaction Fees.   Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by NSCC or DTC, and the estimated transaction costs (i.e., brokerage commissions, bid-ask spread and market impact trading costs) incurred in converting the Basket to or from

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Prospectus dated February 25, 2016 as revised June 22, 2016 the desired portfolio composition.  The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the investment adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption.  The Fund’s transaction fee will be available on the Fund’s website each day.  The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units.  The amount of transaction fees will differ among NextShares funds and may vary over time for the Fund depending on the estimated trading costs for its portfolio positions and Basket, processing costs and other considerations.  Transaction fees may include fixed amounts per creation or redemption event, amounts varying with the number of Creation Units purchased or redeemed, and amounts varying based on the time an order is placed.  Funds that substitute cash for Basket instruments may impose higher transaction fees on the substituted cash amount.  Higher transaction fees may apply to purchases and redemptions through DTC than through the NSCC.

Book Entry.  Fund shares are held in book-entry form, which means that no stock certificates are issued. DTC serves as the securities depository for shares of the Fund. DTC, or its nominee, is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes. Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or DTC participants. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. To exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other exchange-traded securities that you hold in book-entry or “street name” form.

Investments by Registered Investment Companies.  The Fund is a registered investment company under the 1940 Act.  Accordingly, purchases of Fund shares by other registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the 1940 Act are subject to the restrictions set forth in Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order of the SEC.  The Trust has received exemptive relief to permit registered investment companies to invest in Fund shares beyond the limits of Section 12(d)(1)(A), of the 1940 Act, subject to certain terms and conditions, including that the registered investment company first enters into a written agreement with the Trust regarding the terms of the investment in Fund shares.

Distribution

The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is the “principal underwriter” for the Trust in connection with the issuance of Creation Units of each Fund.

All orders to purchase Creation Units of the Fund must be placed with the Transfer Agent by or through an Authorized Participant, and it is the responsibility of the Transfer Agent to transmit such orders to the Fund. The Transfer Agent furnishes to those placing such orders confirmation that the orders have been accepted, but the Transfer Agent may reject any order that is not submitted in proper form.

The Distributor is responsible for delivering a copy of the Fund's Prospectus to Authorized Participants purchasing Creation Units and the Transfer Agent and the Distributor are responsible for maintaining records of the orders placed and any confirmations of acceptance furnished. In addition, the Custodian will maintain a record of the instructions given to the Fund to implement the delivery of Creation Units.

The investment adviser (or one of its affiliates) may make payments to financial intermediaries related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or for making shares of the Fund available to their customers. Such payments, which may be significant to the financial intermediary, are not made by the Fund. Rather, such payments are made by the investment adviser (or one of its affiliates) from its own resources. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments it is eligible to receive. Therefore, such payments to a financial intermediary create conflicts of interest between such intermediary and its customers and may cause the intermediary to recommend the Fund over another investment.

To the extent permitted by applicable law or relevant exchange rules, the Fund may in the future, but is not required to, participate in certain market maker incentive programs of a national securities exchange pursuant to which Eaton Vance or one of its affiliates would pay a fee to the exchange to be used for the purpose of incentivizing one or more market makers to enhance the liquidity and quality of the secondary market for Fund shares. The fee would be credited by the exchange to one or more market makers that meet or exceed liquidity and market quality standards with respect to Fund shares. Each market maker incentive program is subject to approval by the SEC. Any such fee payments made to an exchange will be made by Eaton Vance or one of its affiliate from its own resources and will not be paid by the Fund.

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Prospectus dated February 25, 2016 as revised June 22, 2016

Portfolio Holdings Disclosure

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning fund characteristics. A description of these policies and procedures is provided below and in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

A list of the Fund’s portfolio holdings as of each month end is posted to the Eaton Vance website (www.eatonvance.com) approximately one month after such month end. The Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation by market sector or geography) at least quarterly on the Eaton Vance website approximately ten Business Days after the period end.  The Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.  In addition, the Fund files with the SEC annual and semiannual reports on Form N-CSR and reports on Form N-Q as of the end of the first and third fiscal quarters, each containing a list of the portfolio holdings.  The Fund’s reports on Form N-CSR and Form N-Q may be viewed on the SEC’s website (www.sec.gov) and the Eaton Vance website approximately 60 days after quarter end.

Due to lags in reporting, the Fund’s actual holdings may vary significantly from the most recent publicly disclosed portfolio composition.  As described above under “Additional Information about NextShares – How NextShares Compare to ETFs,” the Fund does not disclose portfolio holdings daily.  The Basket used in creations and redemptions of Fund shares is not intended to be representative of current portfolio holdings and may vary significantly from the Fund’s current holdings.

Fund Distributions

The Fund expects to declare dividend distributions annually, and intends to distribute any net realized capital gains annually.  Dividend payments may not be paid if Fund expenses exceed Fund income for the period.  Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Fund.

No dividend reinvestment service is provided by the Trust. Financial intermediaries may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of Fund shares for reinvestment of their dividend distributions. Beneficial owners should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Additional Tax Information

A portion of any distribution of the Fund’s investment income may, and any distribution by the Fund of net realized short-term capital gains generally will be taxed as ordinary income.  Distributions of any net gains from investments held for more than one year will be taxed as long-term capital gains.  Taxes on distributions of capital gains are determined by how long the Portfolio or Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund.  Distributions of investment income reported by the Fund as derived from “qualified dividend income” (as further described in the Statement of Additional Information) will be taxable to shareholders at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and the Portfolio or Fund level.  Over time, distributions by the Fund can generally be expected to include ordinary income, qualified dividend income and capital gain distributions taxable as long-term capital gains.  A portion of the Fund’s income distributions may be eligible for the dividends-received deduction for corporations.  The Fund’s distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares.  A return of capital generally will not be taxable to shareholders but will reduce the cost basis of a shareholder’s shares and result in a higher reported capital gain or a lower reported capital loss when those shares are redeemed.

Investors who purchase shares at a time when the Fund’s net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution.  Certain distributions paid in January may be taxable to shareholders as if received on December 31 of the prior year.  A redemption of Fund shares is a taxable transaction.

Purchasers of Creation Units of shares on an in-kind basis will generally recognize a gain or loss on the purchase transaction equal to the difference between the market value of the Creation Units and the purchaser’s aggregate basis in the securities or other instruments exchanged plus (or minus) the cash amount paid (or received).  Persons redeeming Creation Units will generally recognize a gain or loss equal to the difference between the redeeming shareholder’s basis in the Creation Units redeemed and the aggregate market value of the securities or other instruments received plus (or minus) the cash amount received (or paid).

The Internal Revenue Service may assert that a loss realized upon an exchange of securities or other instruments for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant

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Prospectus dated February 25, 2016 as revised June 22, 2016 change in economic position. Persons exchanging securities or other instruments should consult their own tax advisors with respect to whether wash sale rules apply and whether a loss is deductible. Any capital gain or loss realized by a shareholder upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price.

The Portfolio is treated as a partnership for federal income tax purposes.  Each investor in the Portfolio, including the Fund, is allocated its proportionate share of Portfolio income, gains, losses, expenses and other tax items.  The Internal Revenue Code of 1986, as amended provides that the Portfolio’s distributions of appreciated property do not result in recognition by the Portfolio of capital gains on the distributed property.  If appreciated securities held by the Portfolio are sold, the resulting capital gains will be allocated among investors in the Portfolio in proportion to their allocable share of the appreciation.  Portfolio gains accumulated prior to the Fund’s investment in the Portfolio will not be allocated to the Fund or its shareholders.

The unearned income of certain U.S. individuals, estates and trusts is subject to a 3.8% Medicare contribution tax.  For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly).  Net investment income includes, among other things, interest, dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities.  Net investment income is reduced by deductions “properly allocable” to this income.

The Fund’s or Portfolio’s investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains) which may decrease the Fund’s yield on such securities.  These taxes may be reduced or eliminated under the terms of an applicable tax treaty.  Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Fund or Portfolio.  In addition, investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

The Fund may be required to withhold, for U.S. federal income tax purposes, 28% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Certain foreign entities may be subject to a 30% withholding tax on dividend income paid and, after December 31, 2018 on redemption proceeds paid under the Foreign Account Tax Compliance Act (“FATCA”). To avoid withholding, foreign financial institutions subject to FATCA must agree to disclose to the relevant revenue authorities certain information regarding their direct and indirect U.S. owners and other foreign entities must certify certain information regarding their direct and indirect U.S. owners to the Fund. For more detailed information regarding FATCA withholding and compliance, please refer to the Statement of Additional Information.

Shareholders should consult with their tax advisors concerning the applicability of federal, state, local and other taxes to an investment.

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Prospectus dated February 25, 2016 as revised June 22, 2016

More Information

About the Fund:  More information is available in the Statement of Additional Information.  The Statement of Additional Information is incorporated by reference into this Prospectus.  Additional information about the Fund’s investments will be available in the annual and semiannual reports to shareholders.  In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the past fiscal year.  You may obtain free copies of the Statement of Additional Information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the Fund:

Eaton Vance NextShares Trust
Two International Place
Boston, MA  02110
1-800-262-1122

You will find and may copy information about the Fund (including the Statement of Additional Information and shareholder reports):  at the SEC’s public reference room in Washington, DC (call 1-202-551-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s website (www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-1520, or by electronic mail at publicinfo@sec.gov.

The Fund's Investment Company Act No. is 811-22982.
20937 6.22.16	© 2016 Eaton Vance Management